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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number 811-0495

GARTMORE MUTUAL FUNDS

(Exact name of registrant as specified in charter)
1200 RIVER ROAD, SUITE 1000, CONSHOHOCKEN, PENNSYLVANIA 19428
(Address of principal executive offices)                     (Zip code)

ERIC E. MILLER, ESQ.
1200 RIVER ROAD
SUITE 1000
CONSHOHOCKEN, PA 19428
(Name and address of agent for service)

Registrant’s telephone number, including area code: (484) 530-1300

Date of fiscal year end: 10/31/2004

Date of reporting period: 10/31/2004

     Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

     A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

          Include a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Act (17 CFR 270.30e-1).

Annual Report October 31, 2004 Optimal Allocations Series Gartmore Optimal Allocations Fund: Aggressive Gartmore Optimal Allocations Fund: Moderately Aggressive Gartmore Optimal Allocations Fund: Moderate Gartmore Optimal Allocations Fund: Specialty
www.gartmorefunds.com

Solutions.

UNITED STATES | UNITED KINGDOM | JAPAN

Based in greater metropolitan Philadelphia, Gartmore is the global asset management arm of Nationwide®. Gartmore’s affiliated advisers* collectively manage more than $77 billion1 in assets through its global investment platform encompassing more than 185 investment management professionals supported by an 800-person staff.

We provide core and specialty equity, fixed-income and alternative investment solutions through mutual funds, separate accounts, commingled portfolios and wrap accounts to individual and institutional clients around the world.

This wide range of investment opportunities is built on sound investment management processes designed to increase the probability of delivering enhanced risk-adjusted returns over the long term.

Our investment management teams incorporate fundamental stock selection with the application of technology to help control risk and add to returns. Insightful stock selection is a function of the efforts of talented alpha-driven managers and analysts, working in an entrepreneurial environment, who are specialists in their respective investment disciplines.

www.gartmore.com

*Gartmore’s Affiliated Advisers
The following 10 asset management affiliates of Nationwide do business under the trade name “Gartmore Group”: Gartmore Capital Management Ltd2, Gartmore Fund Managers Ltd2, Gartmore Global Partners2, 3, Gartmore Investment Ltd2, Gartmore Japan Ltd2, Gartmore Morley Capital Management, Inc.3, Gartmore Mutual Fund Capital Trust3, 4, Gartmore SA Capital Trust3, 4, Gartmore Separate Accounts LLC3, and NorthPointe Capital® LLC3
1. As of Oct. 31, 2004.
2. These advisers are subsidiaries of Gartmore Investment Management plc, which ultimately reports to Nationwide®.
3. These are SEC-registered investment advisers based in the United States. Collectively, these advisers manage $40 billion as of Oct. 31, 2004.
4. Together, these advisers do business as Gartmore Global Investments, Inc.
Gartmore Global Investments is the investment adviser to Gartmore Funds. NorthPointe Capital is a federally registered service mark of Gartmore Global Investments, Inc. Nationwide is a federally registered service mark of Nationwide Mutual Insurance Company.
Gartmore Funds distributed by Gartmore Distribution Services, Inc., Member NASD. 1200 River Road, Suite 1000, Conshohocken, PA 19428.
© 2004 Gartmore Global Investments, Inc. All rights reserved.

Annual Report

October 31, 2004

Contents

2	Message to Shareholders
3	Market Perspectives

Optimal Allocations Series
9	Gartmore Optimal Allocations Fund: Aggressive
14	Gartmore Optimal Allocations Fund: Moderate
19	Gartmore Optimal Allocations Fund: Moderately Aggressive
24	Gartmore Optimal Allocations Fund: Specialty

36	Notes to Financial Statements

Commentary provided by Gartmore Global Investments, investment adviser to Gartmore Funds. All opinions and estimates included in this report constitute Gartmore Global Investments’ judgment as of the date of this report and are subject to change without notice.

Statement Regarding Availability of Quarterly Portfolio Schedule.
The Gartmore Funds file complete schedules of portfolio holdings for each Fund with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the Commission’s website at http://www.sec.gov. The Funds’ Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330; and the Funds make the information on Form N-Q available to shareholders on www.gartmorefunds.com or upon request without charge.

Statement Regarding Availability of Proxy Voting Record.
Information regarding how the Fund voted proxies relating to portfolio securities held during the most recent 12-month period ended June 30, 2004 is available without charge, upon request, by calling 800-848-0920, and on the Commission’s website at http://www.sec.gov.

Dear Fellow Shareholders,

Gazing in the rearview mirror may appear to be an exercise in 20/20 hindsight, but it isn’t. Investing is an active and engaged discipline that requires us to turn yesterday’s lessons into tomorrow’s insight. With that in mind, I’d like to share with you some of my thoughts on the investment landscape for the annual period that ended on October 31, 2004.

You probably began 2004 buoyed by the news of positive earnings reports, low interest rates and the market’s bullish bent that had carried over from late 2003. However, by February’s end, we all grew edgier as we watched our investments drawn into a vortex of volatility that persisted throughout the year. Beginning with the first 2004 U.S. employment reports, domestic and international markets1 began swinging to and fro. The gyrations were fueled by conflicting economic reports, dollar weakness, national debt, trade imbalances, spotty corporate spending, and America’s unsettling presidential race...not to mention the fallout from global terrorism and Middle East tensions.

Co-Global Chief Investment Officer of Equities Young Chin gives more detail on these developments in his accompanying
Market Perspectives.

We believe that one of the best ways to manage risk is to employ global investment diversification2 coupled with skilled and disciplined active management. Our commitment is to offer you a diverse menu of products that include various asset classes and capture global investment opportunities in forms that you can use to diversify your portfolio. In response to complex, volatile markets, it’s imperative to have uncorrelated, well-performing funds that can populate a dynamic portfolio that helps to meet your specific investment objectives.

Several of our specialty sector funds, such as the Gartmore Global Financial Services Fund and the Gartmore Global Utilities Fund, were strong performers during the reporting period ended October 31, 2004. In the arena of international funds, we believe that China is—and will remain—a solid source of investment returns. This was amply illustrated by the performance of the Gartmore China Opportunities Fund, which commenced operations on June 29, 2004, vis-à-vis its benchmark and peer group.

Moving into the absolute return arena, the Gartmore U.S. Growth Leaders Long-Short Fund underscored the virtues derived from the ability to employ short selling in a mutual fund, a technique used to attempt to profit from falling stock prices. And, in terms of packaged asset allocation products, investments in the new Gartmore Optimal Allocations Funds edged ahead of benchmark returns since June 29, 2004, when this series commenced operations.

In keeping with our governance policies and unwavering commitment to placing the interests of shareholders first, we work closely with the independent Board of Trustees, and continue to closely assess fund performance, to design and deliver new products, and to address critical investment issues that matter to you.

One of the most surprising challenges we faced this year came in our $707 million3 stable value retirement product, the Gartmore Morley Capital Accumulation Fund. While stable value mutual funds have long been a popular investment option in IRAs and defined contribution plans, some of the long-accepted stable value mutual fund industry methods for stabilizing fund NAVs were placed under review by regulators in 2003. After 18 months, during which time we exhausted every avenue for resolving this issue, the Board of Trustees and the Gartmore management team concurred that it would be in our investors’ best interest to convert the fund to a short-duration bond fund.

As of the writing of this letter, I’m pleased to report that the transition has gone smoothly. Moreover, every shareholder who redeemed his or her investment prior to the conversion of the fund received a per share value of $10, the net asset value that the fund had always sought to maintain.

All of us at Gartmore are looking forward to serving you for another year. As always, Gartmore values the confidence that you have placed in us as a steward of your investments, and we are firmly committed to helping you to protect and grow the assets you have entrusted to us.

Wishing you a very happy and prosperous 2005,

Paul J. Hondros
CEO, Gartmore

1.	International investing involves additional risks, including currency fluctuations, differences in accounting standards, political instability, and foreign regulations, all of which are magnified in emerging markets.

2.	Diversification is a risk management technique that mixes a wide variety of investments within a portfolio to minimize the impact of any one security on overall portfolio performance. There is no assurance that a diversified portfolio will produce better returns than a non-diversified portfolio.

3.	As of 10/31/04.

2 Annual Report 2004

Commentary by Young Chin

During the first four months of this reporting period—from November 1, 2003, through February 29, 2004—the global economic recovery continued to gather momentum. The Morgan Stanley Capital International Europe, Australasia and Far East (MSCI EAFE®) Index, representing international markets, gained 14.38%.1 The S&P 500® Index, representing the U.S. market as a whole, gained 9.63%.1 All major sectors within both indexes posted positive returns.

In March and April of 2004, however, the markets were hit with an unusually long series of negative news events including rising oil prices, reports of lower-than-expected U.S. manufacturing activity and dampened investor sentiment. Weaker-than-expected U.S. job growth numbers and constant government revisions to the job reports also fueled concerns about the true status and health of employment.

In addition, from March through October 2004, investors’ attention turned to the potential negative impacts of the following events: 1) brutal hostage-taking episodes in the Middle East; 2) further threats of large-scale terrorism; 3) rising short-term interest rates; 4) inflation concerns; 5) large and growing U.S. current account and trade deficits; 6) a weakening dollar; and 7) a close and contentious U.S. presidential election.

Amid this global scenario, equity markets were very volatile, exhibiting huge swings in sector performance. From March 1, 2004, through October 31, 2004, two sectors within the MSCI EAFE Index delivered negative returns—consumer staples and information technology; however, the Index managed to advance 4.18% during this period.1 During the same period, four sectors within the S&P 500 Index—financial services, consumer staples, information technology and health care—posted negative returns. Fortunately, these negative returns did not offset the positive results from the other sectors and the S&P 500 Index managed to deliver nearly flat returns (-0.18%) during the last eight months of the period.

A 78% increase in oil prices (from $29.11 to $51.76)2 from November 1, 2003 to October 31, 2004 (the “reporting period”) led to robust profits for energy-related companies. This increase was attributable to several factors, including vigorous consumption from China, and politically motivated supply disruptions in Russia, Iraq, Nigeria, and Venezuela, as well as weather-related disruptions caused by hurricanes that pounded the United States and hampered production in the Gulf of Mexico.

During the reporting period, utility companies also gained from higher-than-expected energy prices. High dividends made telecommunications stocks attractive. Industrial stocks gained due to demand from the recovering global economy, particularly the robust growth occurring in China. Domestically, within the S&P 500 Index for the entire reporting period, sector performance ranged from a high of 44% for the energy sector (38% for the MSCI EAFE Index) to a low of -1% for the information technology sector (-1.35% for the MSCI EAFE Index). Stocks in the utilities, telecommunications services and industrials sectors delivered returns of 24%, 21% and 18% (29%, 20% and 16% for the MSCI EAFE Index), respectively, while stocks in healthcare and consumer staples delivered returns of only 2% and 4% (3% and 15% for the MSCI EAFE Index), respectively.1

In the United States, during the reporting period, health-care and consumer staples stocks, which typically are defensive in nature, delivered muted returns at a time when these stocks were expected to outperform. Health-care returns suffered from uncertainty regarding U.S. presidential candidate John Kerry’s reforms, as well as from investor concerns about the fundamental strength of major pharmaceutical companies, given their weak product pipelines. Consumer staples company margins were pressured by rising operating costs and managements’ inability to offset these costs by raising prices, due to the growing pricing power of discount retailers such as Wal-Mart Stores, Inc.

Information technology stocks during the reporting period posted negative returns due to cautious business spending. Despite an average of 22% profit growth for those companies in the S&P 500 Index during the reporting period,3 managers were intent on keeping costs down by limiting expenditures on labor and capital investments.

Fund reviews

Many investors struggled during the reporting period with the huge swings and wide range of returns in sector performance, as well as the many uncertainties that weighed on the global markets. Five of Gartmore’s specialty products, however, performed well during this reporting period, as noted in the table on page 4.

2004 Annual Report 3

Average Annual Total Returns
Nov. 1, 2003–Oct. 31, 2004

	Class A
	Average Annual	Benchmark
Fund	Total Returns*	Returns**
Gartmore Global Financial Services Fund**	17.01%	14.32%

Gartmore Global Utilities Fund**	31.81%	24.49%

Gartmore Micro Cap Equity Fund**	22.96%	9.26%

Gartmore Small Cap Fund**	15.33%	11.73%

Gartmore U.S. Growth
Leaders Long-Short Fund**	9.03%	1.09%

Source: BISYS, as of Oct. 31, 2004

PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS.

*	Performance is for Class A shares without sales charges and assumes that all distributions are reinvested. If these performance figures did include the load, results would have been lower. Total returns may reflect a waiver of part of the Fund’s fees for certain periods since inception, without which returns would have been lower. Standardized performance can be found in this report following the fund-specific commentaries. To obtain performance information current to the most recent month-end, which may be higher or lower than the performance shown above, please call 800-848-0920 or visit www.gartmorefunds.com.

**	Please see all fund-specific and benchmark-specific disclosures at the end of this report.

Benchmarks are for illustrative purposes only.

The Gartmore Global Financial Services Fund’s performance during this reporting period was bolstered by a generally favorable global economic and credit environment. Low interest rates aided consumers’ ability to manage their debt, evidenced by the fact that delinquency rates were relatively low, while businesses generated healthy cash flows. In addition, some of the Fund’s investments in Japan, where the economy rebounded after suffering through a decade-long depression, performed extremely well.

High electricity prices, as well as an emphasis on wireless telecommunications providers over fixed-line providers, helped the Gartmore Global Utilities Fund’s portfolio management team deliver stellar returns.

Particularly strong stock selection in the health-care, industrials and information technology sectors facilitated strong investment flow and returns for the Gartmore Micro Cap Equity Fund.

Concurrently, an overweighting in energy and materials, as well as flexibility in the information technology weighting, helped the Gartmore Small Cap Fund outperform its benchmark.

The Gartmore U.S. Growth Leaders Long-Short Fund produced above-average results. The Fund, which was put into the hands of a new management team on July 1, 2004, is employing a refined strategy designed to produce positive absolute returns and generate relatively low volatility as well as maintain a low correlation with the S&P 500 Index, while benchmarked against the Citigroup 3-Month T-Bill Index. The Fund also can help to reduce the overall risk of a portfolio because the Fund can short stocks and potentially outperform its peers during falling markets. With this new strategy, the Fund can be net long or short, and the manager typically will hold 70 to 100 positions. Under the previous management style, the Fund held somewhere between 400 and 500 securities.

Looking ahead

We expect economic and capital market conditions to improve during the upcoming reporting period as investors reposition for the long term. The number of adverse forces and political uncertainties weighing on the markets should decline. The U.S. economy should grow at a stable, trend rate of about 3% to 4%, and market volatility should decline.

Much of the uncertainty that had been weighing on the markets during the end of this reporting period was resolved with the U.S. presidential election results. Under President Bush’s administration, we expect the energy, utilities, financial services and defense industries to be well positioned for steady growth. In regard to the energy sector, the Republican-controlled Congress and the president appear to support U.S. policies that will make America less dependent on foreign energy supplies. The president is likely to promote the expansion of U.S. exploration activities and policies that will make it more beneficial for companies to explore alternative sources of energy, such as nuclear power. Proposed Republican tax policies should make those companies that pay high dividends, such as utility and financial services firms, more attractive. Financial services firms, in particular, should gain from President Bush’s efforts to partially privatize Social Security (the plan may be designed to divert some Social Security assets to private accounts). Defense companies should benefit from the high priority of the war on terror. The president’s plan for tort reform could help the health-care industry and other industries burdened by excessive litigation.

4 Annual Report 2004

Our investment management team believes that commodity prices should moderate somewhat as growth slows in response to rising interest rates across the globe. This rise should reduce some of the stimulus that has driven an extraordinarily robust increase in global demand. For example, we suspect that the price of oil will moderate somewhere in the $35 to $45 per barrel range, instead of hovering around the $50 mark. Moreover, prices for other materials such as copper and similar industrial metals also should moderate with a reduction in demand.

The strength of the U.S. dollar may continue to decline, which should prove to be a positive development for American manufacturers, because this decline makes their goods more attractive overseas. A decline in the U.S. dollar also may help to improve the U.S. current account deficit, due to improved trade balances.

So far, the slide in the dollar has been concentrated mainly against the European and Japanese currencies. Many Asian currencies, including China’s, have maintained a link to the dollar, which has actually caused their goods to gain in competitiveness, along with goods from the United States.

China, however, has been attempting to slow its robust economic growth, which over the past year has been gaining at a rate of 8% to 9%, in an effort to control its inflation rate.4 We would not be surprised to see China eventually remove its peg to the U.S. dollar, which would be a huge step toward a more market-based economy. A potential risk factor to the markets during 2005 is a continued or sharp drop in the value of the U.S. dollar, which would be disruptive to global markets since many Central Banks hold our currency. Another risk is a rapid decoupling of a major Asian economy’s peg to U.S. currency.

If all the above-mentioned positive factors come to pass, we should see U.S. job growth improve as corporate confidence is renewed in response to more stable and predictable economic conditions. There is a risk, however, that the pressures of global competition might dampen corporate flexibility to add resources. At present, though, companies have announced significant layoffs, which we see as another risk factor for 2005.

We believe that the Federal Reserve will continue to raise interest rates until the federal funds rate reaches a neutral (neither stimulative nor restrictive) level of 4%. Although this is not a net positive factor for the market, a 4% federal funds rate should permit the U.S. economy to solidify and continue to grow at a stable level. We expect no further short-term interest-rate increases in Japan or in Europe.

Outside the United States and within Europe, we believe that France and Italy have the most attractive valuations. We also believe that the macroeconomic outlook for the United Kingdom’s economy is very favorable.

Within the Pacific Rim we see good, but somewhat fragile, prospects in Japan. Japan’s economy has been heavily reliant upon China’s growth.

Japan will need a broader global recovery to offset an expected slight slowdown in 2005 for China. In addition, continued high oil prices are expected to pose greater challenges to the sustainability of Japan’s recent growth. We, however, believe that a sustained recovery in Japan is very possible, given the recent indications for greater domestic growth. Renewed investor sentiment and stronger consumer demand in Japan, as well as a continued favorable export environment, all support our view.

In summary, we expect that investors will react favorably to calmer market conditions and slowly increase their equity allocations. Instead of focusing on a plethora of negative events, investors can once again focus on fundamentals and opportunities.

A more certain U.S. political direction, more moderate commodity prices and a correction of some of the imbalances in the global economy brought about by a weaker U.S. dollar should create an environment of reduced volatility. In 2005, we believe that the biggest risks to the economy could be disruptive currency movements and weaker-than-anticipated job growth. Thus, we believe that investors should focus on diversification and asset allocation, based on their investment needs.

Young Chin
Co-Global Chief Investment Officer-Equities, Gartmore

Sources:

1.	FactSet Research Systems Inc., Nov. 1, 2003–Feb. 24, 2004; March 1, 2004–Oct. 31, 2004; Oct. 31, 2003–Oct. 31, 2004

2.	Bloomberg Financial Services, Nov. 1, 2003–Oct. 31, 2004

3.	Baseline Financial Services, Inc., Dec. 5, 2004

2004 Annual Report 5

4.	Zheng Jingping, “Stable and Fast Economic Growth in the First Three Quarters of 2004,” National Bureau of Statistics of China, Oct. 22, 2004, <http://www.stats.gov.ch/english/newsandcomingevents.htm> (Dec. 16, 2004).

Investing in mutual funds involves risk, including possible loss of principal. There is no assurance that the investment objective of any fund will be achieved, or that a diversified portfolio will produce better returns than a nondiversified portfolio. Performance returns assume reinvestment of all distributions. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

Index performance is provided for comparison purposes only; the indexes are unmanaged and no fees or expenses are reflected. Individuals cannot invest directly in market indexes.

Gartmore Global Financial Services Fund
Morgan Stanley Capital International (MSCI) World Financials IndexSM: An unmanaged index that is based on developed-market country indexes and is generally representative of the stocks in the global financial services sector.

Gartmore Global Utilities Fund
Morgan Stanley Capital International (MSCI) World Utilities IndexSM: An unmanaged index that is based on developed-market country indexes and is generally representative of the stocks in the utilities sector, which includes industry groups such as electric, gas, multi-utilities, and unregulated power and water. Morgan Stanley Capital International (MSCI) World Telecommunication Services IndexSM: An unmanaged index that is based on developed-market country indexes and is generally representative of the stocks in the global utilities sector. The Gartmore Global Utilities Fund uses a composite of 60% MSCI World Telecommunication Services Index and 40% MSCI World Utilities Index.

Gartmore Micro Cap Equity Fund
Wilshire Micro-Cap® Index: An unmanaged, market capitalization-weighted index that measures small-cap stocks in the bottom “half” of the Wilshire 5000 Total Market Index as of June 30 of each year; the Wilshire 5000 Total Market Index contains more than 6,500 stocks that trade and are based in the United States.

Gartmore Small Cap Fund
Russell 2000® Index: An unmanaged index that measures the performance of the stocks of small-capitalization U.S. companies; includes the smallest 2,000 U.S. companies in the Russell 3000® Index, which measures the performance of the largest 3,000 U.S. companies, based on market capitalization.

Gartmore U.S. Growth Leaders Long-Short Fund
Citigroup 3-Month T-Bill Index: An unmanaged index that is generally representative of 3-month Treasury bills; consists of an average of the last 3-month Treasury bill issues (excluding the current month-end bill).

Funds that concentrate on specific sectors or a relatively small number of securities may be subject to greater volatility than a more diversified investment.

International investing involves additional risks, including currency fluctuations, differences in accounting standards, political instability and foreign regulations, all of which are magnified in emerging markets.

Small-company stocks have higher risks than the stocks of larger, more established companies and have significant short-term price volatility.

In order to achieve the Gartmore U.S. Growth Leaders Long-Short Fund’s objective, the managers may use sophisticated investment strategies such as leverage, short selling, short-term trading, investing in derivatives and in smaller companies. These strategies may cause the Fund to have greater risk and volatility, and higher expenses, than those of other investments. The risks of investing in this Fund are more fully detailed within the Fund’s prospectus.

The opinions expressed herein are those of Gartmore Global Investments and may not actually come to pass. This information is current as of October 31, 2004, and is subject to change at any time, based on market and other conditions.

Investors should carefully consider a fund’s investment objectives, risks, fees, charges and expenses before investing any money. To obtain this and other information on Gartmore’s funds, please call 800-848-0920 to request a prospectus, or download a prospectus at www.gartmorefunds.com. Please read it carefully before investing any money.

Gartmore Funds distributed by Gartmore Distribution Services, Inc., Member NASD. 1200 River Road, Suite 1000, Conshohocken, PA 19428.

6 Annual Report 2004

Important Information

The Gartmore Optimal Allocations Funds are designed to provide diversification and asset allocation across several types of investments and asset classes, primarily by investing in underlying Gartmore Funds.

There is no assurance that a diversified portfolio will produce better returns than a nondiversified portfolio.

In the case of the Gartmore U.S. Growth Leaders Long-Short Fund, the managers may use sophisticated investment strategies such as leverage, short selling, short-term trading, investing in smaller companies. These strategies may cause the Fund to have greater risk and volatility, and higher expenses, than other investments. The risks of investing in this Fund are more fully detailed within the Fund’s prospectus.

International investing involves additional risks, including currency fluctuations, differences in accounting standards, political instability and foreign regulations, all of which are magnified in emerging markets.

Funds that concentrate on specific sectors or a relatively small number of securities may be subject to greater volatility than a more diversified investment.

Small-company stocks have higher risks than the stocks of larger, more established companies and have significant short-term price volatility.

Convertible bonds are fixed-income securities that can be converted into a predetermined amount of the company’s equity at certain times during its life.

2004 Annual Report 7

Optimal Series

Gartmore Optimal Allocations Fund: Aggressive

From its inception on June 29, 2004, through Oct. 31, 2004, the Gartmore Optimal Allocations Fund: Aggressive returned 0.90% (Class A at NAV) versus 0.74% for its composite benchmark, which consists of 70% S&P 500 Index, 25% Morgan Stanley Capital International Europe, Australasia and Far East (MSCI EAFE®) Index, and 5% Lehman Brothers U.S. Aggregate Bond Index.

This Fund is a diversified “fund of funds” that is designed to serve as an aggressive investor’s total asset allocation solution. Its institutional-quality structure was engineered by Ibbotson Associates, a leading asset allocation expert. The Fund includes a diverse set of 12 asset classes that has been proven to expand the “efficient frontier”—the line on a risk-reward graph containing the most risk efficient combination of various asset classes or investment vehicles. In other words, the Fund has the potential to provide a higher level of return for the same level of risk versus other less diversified funds.

	% of
	Portfolio
Fund Allocations	(10/31/04)**	Returns*

Gartmore Global Financial Services Fund	19%	2.37%

Gartmore Nationwide Fund	14%	-0.42%

Gartmore Global Technology and Communications Fund	11%	-5.04%

Gartmore Global Health Sciences Fund	11%	-6.63%

Gartmore U.S. Growth Leaders Fund	10%	0.47%

Gartmore International Growth Fund	7%	4.23%

Gartmore Small Cap Fund	5%	1.29%

Gartmore U.S. Growth Leaders Long-Short Fund	5%	3.12%

Gartmore Emerging Markets Fund	4%	10.69%

Gartmore Micro Cap Equity Fund	4%	0.53%

iShares Cohen & Steers Realty Majors Index Fund	4%	17.18%

Gartmore Mid Cap Growth Fund	3%	-0.49%

Gartmore Global Utilities Fund	3%	11.58%

*	Returns are from June 29, 2004, through Oct. 31, 2004.

**	Percentages are based on market value only.

During the reporting period, a generally favorable economic and corporate profit environment was overwhelmed by rising energy prices, geopolitical tensions, and the uncertainty created by a close U.S. presidential election.

The S&P 500 Index return was basically flat during the period, but most international markets posted solid gains. For instance, Belgium and Spain returned 19% and 10%, respectively, but Japan fell 6% because of slowing exports and dampened business spending. Overall, the MSCI EAFE Index delivered a 3% return. Within emerging markets, Asia returned 7%, European emerging markets returned 9%, and Latin American markets returned 23%. Asian markets were driven by robust economic growth in China, while Latin American countries such as Brazil and Argentina gained from corporate earnings upgrades and higher oil prices, respectively. Positive investor sentiment due to certain emerging European countries expected entrance to the European Union generated positive results for this region.

The Gartmore Optimal Allocations Fund: Aggressive slightly outperformed its benchmark, due in part to strong performance from the iShares Cohen & Steers Realty Majors Index Fund, which represented a 4% weighting and posted a return of more than 17%. Other top-performing underlying Funds included the Gartmore Global Utilities Fund, which gained nearly 12% and represented 3% of the Fund’s assets. Rising electricity prices and wireless telecommunications stocks helped to boost the Gartmore Global Utilities Fund’s returns. The Gartmore Emerging Markets Fund represented 4% of the overall Fund allocation and advanced nearly 11%.

Conversely, detractors from performance included the Gartmore Global Health Sciences Fund and the Gartmore Global Technology and Communications Fund, which fell approximately 7% and 5%, respectively, each representing 11% of the Fund. Health-care stocks fell during the period on investors’ concerns about the possible negative impact of presidential candidate John Kerry’s reform efforts and because of the weak product pipelines offered by major pharmaceutical companies. Information technology stocks fell as a result of cautious business spending and high inventory levels. The Gartmore MidCap Growth Fund also posted a negative return, due to the poor performance of its health-care holdings. These stocks fell in response to stock-specific factors such as missed earnings, product delays and/or regulatory changes. The Fund under-performed its benchmark during this reporting period due to basic commodities leading the market and

2004 Annual Report 9

Gartmore Optimal Allocations Fund: Aggressive (Continued)

Optimal Series

investors switching between inflationary and deflationary fears. These two key factors were especially prevalent in December, April and August, during which the Fund underperformed the S&P 500.

Looking ahead, we believe that this Fund is positioned to deliver higher returns than its collection of indexes as well as that of the overall market (as represented by the S&P 500 Index), while generating a marginally higher risk level. These excess returns are expected to be derived from the greater diversification that is achieved by combining 12 asset classes across global sector and emerging markets funds that are not highly correlated.

Portfolio Manager: The Fund is managed by a team of portfolio managers and research analysts from Gartmore Mutual Fund Capital Trust.

10 Annual Report 2004

Gartmore Optimal Allocations Fund: Aggressive
Fund Performance

Average Annual Total Return

(For Period Ended October 31, 2004)

		Inception[1]

Class A	without sales charge[2]	0.90%
	with sales charge[3]	-4.90%

Class B	without sales charge[2]	0.40%
	with sales charge[4]	-4.60%

Class C	without sales charge[2]	0.40%
	with sales charge[5]	-0.60%

Class R6		0.50%

Institutional Class[6]		0.80%

Institutional Service Class[6]		0.80%

All figures showing the effect of a sales charge reflect the maximum charge possible, because it has the most dramatic effect on performance data.

[1]	Fund commenced operations on June 29, 2004.

[2]	These returns do not reflect the effects of sales charges.

[3]	A 5.75% front-end sales charge was deducted.

[4]	A 5.00% contingent deferred sales charge (CDSC) was deducted. The CDSC declines to 1% after 6 years.

[5]	A CDSC of 1.00% was deducted because this is charged when you sell Class C shares within the first year after purchase.

[6]	Not subject to any sales charges.

Performance of a $10,000 Investment

Investment return and principal value will fluctuate, and when redeemed, shares may be worth more or less than original cost. Past performance is no guarantee of future results and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investing in mutual funds involves market risk, including loss of principal. Performance returns assume the reinvestment of all distributions.

Comparative performance of $10,000 invested in Class A shares of the Gartmore Optimal Allocations Fund: Aggressive, the Optimal Allocations Aggressive Composite Index (Composite)(a), S&P 500 Index (S&P 500)(b), Morgan Stanley Capital International Europe, Australasia, and Far East Index (MSCI EAFE)(c), Lehman Brothers Aggregate Bond Index (LB Aggregate Bond)(d), and the Consumer Price Index (CPI)(e) since inception. Unlike the Fund, the returns for these unmanaged indexes do not reflect any fees, expenses, or sales charges. Investors cannot invest directly in market indexes.

(a)	The Optimal Allocation Aggressive Composite is an unmanaged, hypothetical representation of the performance of each of the Fund’s asset classes according to their respective weightings. The composite is a combination of the S&P 500 (70%), the MSCI EAFE (25%) and the LB Aggregate Bond (5%).

(b)	The S&P 500 is an unmanaged index of 500 widely held stocks of large U.S. companies that gives a broad look at how the stock prices of large U.S. companies have performed.

(c)	The MSCI EAFE is an unmanaged, market capitalization-weighted index that is designed to represent the performance of developed stock markets outside the United States and Canada.

(d)	The LB Aggregate Bond is an unmanaged, market value-weighted index of investment grade fixed-rate debt issues including government, corporate, asset-backed and mortgage-backed securities with maturities of one year or more.

(e)	The CPI represents changes in prices of a basket of goods and services purchased for consumption by urban households.

*	The Shareholder Expense Example is not required for funds operational less than six months.

2004 Annual Report 11

Gartmore Optimal Allocations Fund: Aggressive

Optimal Series

Portfolio Summary
(October 31, 2004)

The SEC adopted a requirement that Funds present their portfolio holdings in a table, chart or graph format in their annual and semiannual reports to shareholders, whether or not a schedule of investments is utilized. The following tables, which present portfolio holdings as a percentage of net assets, are provided in compliance with this requirement.

Asset Allocation

Mutual Funds	94.7%
Assets in excess of other liabilities	5.3%

100.0%

Top Industries

Equity Funds	94.7%
Other	5.3%

100.0%

Top Holdings

Gartmore Global Financial Services Fund	18.0%
Gartmore Nationwide Fund	13.3%
Gartmore Global Health Sciences Fund	10.4%
Gartmore Global Technology and Communications Fund	10.2%
Gartmore US Growth Leaders Fund	9.5%
Gartmore International Growth Fund	6.5%
Gartmore Small Cap Fund	4.7%
Gartmore US Growth Leaders Long Short Fund	4.7%
iShares Cohen & Steers Realty Majors Index Fund	4.3%
Gartmore Emerging Markets Fund	3.8%
Other Mutual Funds	14.6%

100.0%

12 Annual Report 2004

Statement of Investments
October 31, 2004

Gartmore Optimal Allocations Fund: Aggressive

Mutual Funds (94.7%)

	Shares	Value

Equity Funds (94.7%)
Gartmore Emerging Markets Fund Institutional (b)	3,085	$38,345
Gartmore Global Financial Services Fund Institutional (b)	14,617	183,443
Gartmore Global Health Sciences Fund Institutional (b)	10,410	105,556
Gartmore Global Technology and Communications Fund Institutional (b)	28,849	103,279
Gartmore Global Utilities Fund Institutional (b)	2,645	28,859
Gartmore International Growth Fund Institutional (b)	8,408	66,337
Gartmore Micro Cap Equity Fund Institutional (b)	1,924	37,839
Gartmore Mid Cap Growth Fund Institutional (b)	2,015	28,752
Gartmore Nationwide Fund Institutional (b)	7,153	134,687
Gartmore Small Cap Fund Institutional (b)	3,030	47,716
Gartmore US Growth Leaders Fund Institutional (b)	11,263	96,751
Gartmore US Growth Leaders Long Short Fund Institutional (b)	4,946	47,330
iShares Cohen & Steers Realty Majors Index Fund	345	43,522

Total Mutual Funds		962,416

Total Investments (Cost $953,642) (a) — 94.7%		962,416
Other assets in excess of liabilities — 5.3%		54,015

NET ASSETS — 100.0%		$1,016,431

(a)	See notes to financial statements for tax unrealized appreciation (depreciation) of securities.

(b)	Investment in Institutional Class Shares of an affiliate.

See notes to financial statements.

2004 Annual Report 13

Optimal Series

Gartmore Optimal Allocations Fund: Moderately Aggressive

From its inception on June 29, 2004, through Oct. 31, 2004, the Gartmore Optimal Allocations Fund: Moderately Aggressive returned 2.10% (Class A at NAV) versus 1.23% for its composite benchmark, which consists of 60% S&P 500 Index, 20% Morgan Stanley Capital International Europe, Australasia and Far East (MSCI EAFE®) Index and 20% Lehman Brothers U.S. Aggregate Bond Index.

This Fund is a diversified “fund of funds” that is designed to serve as a moderately aggressive investor’s total asset allocation solution. Its institutional-quality structure was engineered by Ibbotson Associates, a leading asset allocation expert. The Fund includes a diverse set of 13 asset classes that have proven to expand the “efficient frontier”— the line on a risk-reward graph containing the most risk efficient combination of various asset classes or investment vehicles. In other words, the Fund has the potential to provide a higher level of return for the same level of risk versus other less diversified funds.

	% of
	Portfolio
Fund Allocations	(10/31/04)**	Returns*

Gartmore Global Financial Services Fund	15%	2.37%

Gartmore Bond Fund	11%	4.55%

Gartmore Nationwide Fund	11%	-0.42%

Gartmore U.S. Growth Leaders Fund	9%	0.47%

Gartmore Global Health Sciences Fund	8%	-6.63%

Gartmore International Growth Fund	7%	4.23%

Gartmore Global Utilities Fund	6%	11.58%

Gartmore U.S. Growth Leaders Long-Short Fund	6%	3.12%

Gartmore Government Bond Fund	5%	4.21%

Gartmore Global Technology and Communications Fund	5%	-5.04%

Gartmore Small Cap Fund	4%	1.29%

iShares Cohen & Steers Realty Majors Index Fund	4%	17.18%

Gartmore Emerging Markets Fund	3%	10.69%

Gartmore Convertible Fund	3%	0.81%

Gartmore Mid Cap Growth Fund	3%	-0.49%

*	Returns are from June 29, 2004, through Oct. 31, 2004.

**	Percentages are based on market value only.

During the reporting period, a generally favorable economic and corporate profit environment was overwhelmed by rising energy prices, geopolitical tensions and the uncertainty created by a close U.S. presidential election.

The S&P 500 Index return was basically flat during the period, but most international markets posted solid gains. For instance, Belgium and Spain returned 19% and 10%, respectively, but Japan fell 6% because of slowing exports and dampened business spending. Overall, the MSCI EAFE Index delivered a 3% return. Within emerging markets, Asia returned 7%, European emerging markets returned 9%, and Latin American markets returned 23%. Asian markets were driven by robust economic growth in China, while Latin American countries such as Brazil and Argentina gained from corporate earnings upgrades and higher oil prices, respectively.

The Gartmore Optimal Allocations Fund: Moderately Aggressive slightly outperformed its benchmark, due in part to strong performance from the iShares Cohen & Steers Realty Majors Index Fund, which held a 4% weighting and posted a return of more than 17%. Other top-performing underlying Funds included the Gartmore Global Utilities Fund, which gained nearly 12% and represented 6% of the Fund’s assets. Rising electricity prices and wireless telecommunications stocks helped to boost the Gartmore Global Utilities Fund’s returns. The Gartmore Emerging Markets Fund represented 3% of the overall Fund allocation and advanced nearly 11%.

Conversely, detractors from performance included the Gartmore Global Health Sciences Fund and the Gartmore Global Technology and Communications Fund, which represented 8% and 5% of the Fund, respectively, and fell 7% and 5%, respectively. Health-care stocks fell during the period on investors’ concerns about the possible negative impact of presidential candidate John Kerry’s reform efforts and because of the weak product pipelines offered by major pharmaceutical companies. Information technology stocks fell as a result of cautious business spending and high inventory levels. The Gartmore Mid Cap Growth Fund also posted a negative return, due to the poor performance of its health-care holdings. These stocks fell in response to stock-specific factors such as missed earnings, product delays, and/or regulatory changes. Finally, the Gartmore Nationwide Fund registered negative results due to the poor performance of its information technology holdings during the period.

14 Annual Report 2004

Looking ahead, we believe that this Fund is positioned to deliver higher returns than its collection of indexes as well as that of the overall market (as represented by the S&P 500 Index), while generating a marginally higher risk level. These excess returns are expected to be derived from the greater diversification that is achieved by combining 13 asset classes across global sector and emerging markets funds that are not highly correlated.

Portfolio Manager: The Fund is managed by a team of portfolio managers and research analysts from Gartmore Mutual Fund Capital Trust.

2004 Annual Report 15

Optimal Series

Gartmore Optimal Allocations Fund: Moderately Aggressive

Fund Performance

Average Annual Total Return

(For Period Ended October 31, 2004)

		Inception[1]

Class A	without sales charge[2]	2.10%
	with sales charge[3]	-3.77%

Class B	without sales charge[2]	1.70%
	with sales charge[4]	-3.30%

Class C	without sales charge[2]	1.70%
	with sales charge[5]	0.70%

Class R6		1.90%

Institutional Class[6]		2.10%

Institutional Service Class[6]		2.10%

All figures showing the effect of a sales charge reflect the maximum charge possible, because it has the most dramatic effect on performance data.

[1]	Fund commenced operations on June 29, 2004.

[2]	These returns do not reflect the effects of sales charges.

[3]	A 5.75% front-end sales charge was deducted.

[4]	A 5.00% contingent deferred sales charge (CDSC) was deducted. The CDSC declines to 1% after 6 years.

[5]	A CDSC of 1.00% was deducted because this is charged when you sell Class C shares within the first year after purchase.

[6]	Not subject to any sales charges.

Performance of a $10,000 Investment

Investment return and principal value will fluctuate, and when redeemed, shares may be worth more or less than original cost. Past performance is no guarantee of future results and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investing in mutual funds involves market risk, including loss of principal. Performance returns assume the reinvestment of all distributions.

Comparative performance of $10,000 invested in Class A shares of the Gartmore Optimal Allocations Fund: Moderately Aggressive, the Optimal Allocations Moderately Aggressive Composite Index (Composite)(a), S&P 500 Index (S&P 500)(b), Morgan Stanley Capital International Europe, Australasia, and Far East Index (MSCI EAFE)(c), Lehman Brothers Aggregate Bond Index (LB Aggregate Bond)(d), and the Consumer Price Index (CPI)(e) since inception. Unlike the Fund, the returns for these unmanaged indexes do not reflect any fees, expenses, or sales charges. Investors cannot invest directly in market indexes.

(a)	The Optimal Allocation Moderately Aggressive Composite is an unmanaged, hypothetical representation of the performance of each of the Fund’s asset classes according to their respective weightings. The composite is a combination of the S&P 500 (60%), the MSCI EAFE (20%) and the LB Aggregate Bond (20%).

(b)	The S&P 500 is an unmanaged index of 500 widely held stocks of large U.S. companies that gives a broad look at how the stock prices of large U.S. companies have performed.

(c)	The MSCI EAFE is an unmanaged, market capitalization-weighted index that is designed to represent the performance of developed stock markets outside the United States and Canada.

(d)	The LB Aggregate Bond is an unmanaged, market value-weighted index of investment grade fixed-rate debt issues including government, corporate, asset-backed and mortgage-backed securities with maturities of one year or more.

(e)	The CPI represents changes in prices of a basket of goods and services purchased for consumption by urban households.

*	The Shareholder Expense Example is not required for funds operational less than six months.

16 Annual Report 2004

Gartmore Optimal Allocations Fund: Moderately Aggressive
Portfolio Summary
(October 31, 2004)

The SEC adopted a requirement that Funds present their portfolio holdings in a table, chart or graph format in their annual and semiannual reports to shareholders, whether or not a schedule of investments is utilized. The following tables, which present portfolio holdings as a percentage of net assets, are provided in compliance with this requirement.

Asset Allocation

Mutual Funds	95.2%
Assets in excess of other liabilities	4.8%

100.0%

Top Industries

Equity Funds	77.4%
Fixed Income Funds	17.8%
Other	4.8%

100.0%

Top Holdings

Gartmore Global Financial Services Fund	14.4%
Gartmore Nationwide Fund	10.5%
Gartmore Bond Fund	10.3%
Gartmore U.S. Growth Leaders Fund	8.7%
Gartmore Global Health Sciences Fund	7.6%
Gartmore International Growth Fund	6.6%
Gartmore Global Utilities Fund	5.7%
Gartmore U.S. Growth Leaders Long Short Fund	5.7%
Gartmore Government Bond Fund	4.7%
Gartmore Global Technology and Communications Fund	4.7%
Other Mutual Funds	21.1%

100.0%

2004 Annual Report 17

Optimal Series

Statement of Investments
October 31, 2004

Gartmore Optimal Allocations Fund: Moderately Aggressive

Mutual Funds (95.2%)

	Shares	Value

Equity Funds (77.4%)
Gartmore Emerging Markets Fund Institutional (b)	2,559	$31,813
Gartmore Global Financial Services Fund Institutional (b)	12,766	160,208
Gartmore Global Health Sciences Fund Institutional (b)	8,375	84,925
Gartmore Global Technology and Communications Fund Institutional (b)	14,508	51,937
Gartmore Global Utilities Fund Institutional (b)	5,852	63,847
Gartmore International Growth Fund Institutional (b)	9,301	73,383
Gartmore Mid Cap Growth Fund Institutional (b)	2,229	31,807
Gartmore Nationwide Fund Institutional (b)	6,217	117,071
Gartmore Small Cap Fund Institutional (b)	2,681	42,230
Gartmore US Growth Leaders Fund Institutional (b)	11,214	96,329
Gartmore US Growth Leaders Long Short Fund Institutional (b)	6,565	62,829
iShares Cohen & Steers Realty Majors Index Fund	345	43,522

		859,901

Fixed Income Funds (17.8%)
Gartmore Bond Fund Institutional (b)	11,728	114,468
Gartmore Convertible Fund Institutional (b)	3,218	31,476
Gartmore Government Bond Fund Institutional (b)	5,013	52,034

		197,978

Total Mutual Funds		1,057,879

Total Investments (Cost $1,037,235) (a) — 95.2%		1,057,879
Other assets in excess of liabilities — 4.8%		53,231

NET ASSETS — 100.0%		$1,111,110

(a)	See notes to financial statements for tax unrealized appreciation (depreciation) of securities.

(b)	Investment in Institutional Class of an affiliate.

See notes to financial statements.

18 Annual Report 2004

Optimal Series

Gartmore Optimal Allocations Fund: Moderate

From its inception on June 29, 2004, through Oct. 31, 2004, the Gartmore Optimal Allocations Fund: Moderate returned 3.20% (Class A at NAV) versus 2.13% for its composite benchmark, which consists of 40% S&P 500 Index, 20% Morgan Stanley Capital International Europe, Australasia and Far East (MSCI EAFE®) Index, and 40% Lehman Brothers U.S. Aggregate Bond Index.

This Fund is a diversified “fund of funds” that is designed to serve as a moderate investor’s total asset allocation solution. Its institutional-quality structure was engineered by Ibbotson Associates, a leading asset allocation expert. The Fund includes a diverse set of 12 asset classes that have proven to expand the “efficient frontier”—the line on a risk-reward graph containing the most efficient combination of various asset classes or investment vehicles. In other words, the Fund has the potential to provide a higher level of return for the same level of risk versus other less diversified funds.

	% of
	Portfolio
Fund Allocations	(10/31/04)**	Returns*

Gartmore Bond Fund	15%	4.55%

Gartmore Global Financial Services Fund	11%	2.37%

Gartmore Government Bond Fund	10%	4.21%

Gartmore Convertible Fund	9%	0.81%

Gartmore Nationwide Fund	9%	-0.42%

Gartmore Global Utilities Fund	8%	11.58%

Gartmore U.S. Growth Leaders Long-Short Fund	7%	3.12%

Gartmore Global Health Sciences Fund	6%	-6.63%

Gartmore International Growth Fund	5%	4.23%

Gartmore Money Market Fund	5%	0.34%

iShares Cohen & Steers Realty Majors Index Fund	5%	17.18%

Gartmore U.S. Growth Leaders Fund	4%	0.47%

Gartmore Small Cap Fund	3%	1.29%

Gartmore Mid Cap Growth Fund	3%	-0.49%

*	Returns are from June 29, 2004, through Oct. 31, 2004.

**	Percentages are based on market value only.

During the reporting period, a generally favorable economic and corporate profit environment was overwhelmed by rising energy prices, geopolitical tensions and the uncertainty created by a close U.S. presidential election.

The S&P 500 Index return was basically flat during the period, but most international markets posted solid gains. For instance, Belgium and Spain returned 19% and 10%, respectively, but Japan fell 6% because of slowing exports and dampened business spending. Overall, the MSCI EAFE Index delivered a 3% return. Within emerging markets, Asia returned 7%, European emerging markets returned 9%, and Latin American markets returned 23%. Asian markets were driven by robust economic growth in China, while Latin American countries such as Brazil and Argentina gained from corporate earnings upgrades and higher oil prices, respectively.

The Gartmore Optimal Allocations Fund: Moderate outperformed its benchmark, due in part to strong performance from the iShares Cohen & Steers Realty Majors Index Fund, which held a 5% weighting and posted a return of more than 17%. Other top-performing underlying Funds included the Gartmore Global Utilities Fund, which gained nearly 12% and represented 8% of the Fund’s assets. Rising electricity prices and wireless telecommunications stocks helped to boost the Gartmore Global Utilities Fund’s returns. The Gartmore International Growth Fund generated solid returns of more than 4% (and held a 5% weighting), primarily due to an overweight and good stock selection within the materials sector. The Fund focused on those stocks that would gain from the buoyant demand in China for raw materials.

Conversely, detractors from performance included the Gartmore Global Health Sciences Fund, which fell approximately 7% and represented 6% of the Fund. Health-care stocks fell during the period on investors’ concerns about the possible negative impact of presidential candidate John Kerry’s reform efforts and because of the weak product pipelines offered by major pharmaceutical companies. The Gartmore Mid Cap Growth Fund also posted a negative return, as a result of the poor performance of its health-care holdings. These stocks fell due to stock-specific factors such as missed earnings, product delays and/or regulatory changes. Finally, the Gartmore Nationwide Fund registered negative results in response to the poor performance of its information technology holdings during the period.

Looking ahead, we believe that this Fund is positioned to deliver higher returns than its collection of indexes as well as that of the overall market (as represented by the S&P 500 Index), while generating a marginally higher risk

2004 Annual Report 19

Gartmore Optimal Allocations Fund: Moderate (Continued)

Optimal Series

level. These excess returns are expected to be derived from the greater diversification that is achieved by combining 12 asset classes across global sector and emerging markets funds that are not highly correlated.

Portfolio Manager: The Fund is managed by a team of portfolio managers and research analysts from Gartmore Mutual Fund Capital Trust.

20 Annual Report 2004

Gartmore Optimal Allocations Fund: Moderate
Fund Performance

Average Annual Total Return

(For Period Ended October 31, 2004)

		Inception[1]

Class A	without sales charge[2]	3.20%
	with sales charge[3]	-2.73%

Class B	without sales charge[2]	2.60%
	with sales charge[4]	-2.40%

Class C	without sales charge[2]	2.60%
	with sales charge[5]	1.60%

Class R6		2.70%

Institutional Class[6]		3.00%

Institutional Service Class[6]		3.00%

All figures showing the effect of a sales charge reflect the maximum charge possible, because it has the most dramatic effect on performance data.

[1]	Fund commenced operations on June 29, 2004.

[2]	These returns do not reflect the effects of sales charges.

[3]	A 5.75% front-end sales charge was deducted.

[4]	A 5.00% contingent deferred sales charge (CDSC) was deducted. The CDSC declines to 1% after 6 years.

[5]	A CDSC of 1.00% was deducted because this is charged when you sell Class C shares within the first year after purchase.

[6]	Not subject to any sales charges.

Performance of a $10,000 Investment

Investment return and principal value will fluctuate, and when redeemed, shares may be worth more or less than original cost. Past performance is no guarantee of future results and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investing in mutual funds involves market risk, including loss of principal. Performance returns assume the reinvestment of all distributions.

Comparative performance of $10,000 invested in Class A shares of the Gartmore Optimal Allocations Fund: Moderate, the Optimal Allocations Moderate Composite Index (Composite)(a), S&P 500 Index (S&P 500)(b), Morgan Stanley Capital International Europe, Australasia, and Far East Index (MSCI EAFE)(c), Lehman Brothers Aggregate Bond Index (LB Aggregate Bond)(d), and the Consumer Price Index (CPI)(e) since inception. Unlike the Fund, the returns for these unmanaged indexes do not reflect any fees, expenses, or sales charges. Investors cannot invest directly in market indexes.

(a)	The Optimal Allocation Moderate Composite is an unmanaged, hypothetical representation of the performance of each of the Fund’s asset classes according to their respective weightings. The composite is a combination of the S&P 500 (40%), the MSCI EAFE (20%) and the LB Aggregate Bond (40%).

(b)	The S&P 500 is an unmanaged index of 500 widely held stocks of large U.S. companies that gives a broad look at how the stock prices of large U.S. companies have performed.

(c)	The MSCI EAFE is an unmanaged, market capitalization-weighted index that is designed to represent the performance of developed stock markets outside the United States and Canada.

(d)	The LB Aggregate Bond is an unmanaged, market value-weighted index of investment grade fixed-rate debt issues including government, corporate, asset-backed and mortgage-backed securities with maturities of one year or more.

(e)	The CPI represents changes in prices of a basket of goods and services purchased for consumption by urban households.

*	The Shareholder Expense Example is not required for funds operational less than six months.

2004 Annual Report 21

Gartmore Optimal Allocations Fund: Moderate

Optimal Series

Portfolio Summary
(October 31, 2004)

The SEC adopted a requirement that Funds present their portfolio holdings in a table, chart or graph format in their annual and semiannual reports to shareholders, whether or not a schedule of investments is utilized. The following tables, which present portfolio holdings as a percentage of net assets, are provided in compliance with this requirement.

Asset Allocation

Mutual Funds	94.8%
Assets in excess of other liabilities	5.2%

100.0%

Top Industries

Equity Funds	58.5%
Fixed Income Funds	31.7%
Money Market Funds	4.6%
Other	5.2%

100.0%

Top Holdings

Gartmore Bond Fund	14.0%
Gartmore Global Financial Services Fund	10.6%
Gartmore Government Bond Fund	9.3%
Gartmore Nationwide Fund	8.5%
Gartmore Convertible Fund	8.4%
Gartmore Global Utilities Fund	7.6%
Gartmore US Growth Leaders Long Short Fund	6.5%
Gartmore Global Health Sciences Fund	5.7%
ishares Cohen & Steers Realty Majors Index Fund	5.5%
Gartmore International Growth Fund	4.7%
Other Mutual Funds	19.2%

100.0%

22 Annual Report 2004

Statement of Investments
October 31, 2004

Gartmore Optimal Allocations Fund: Moderate

Mutual Funds (94.8%)

	Shares	Value

Equity Funds (58.5%)
Gartmore Global Financial Services Fund Institutional (b)	8,654	$108,604
Gartmore Global Health Sciences Fund Institutional (b)	5,806	58,877
Gartmore Global Utilities Fund Institutional (b)	7,213	78,697
Gartmore International Growth Fund Institutional (b)	6,141	48,455
Gartmore Mid Cap Growth Fund Institutional (b)	2,060	29,400
Gartmore Nationwide Fund Institutional (b)	4,702	88,540
Gartmore Small Cap Fund Institutional (b)	1,859	29,275
Gartmore US Growth Leaders Fund Institutional (b)	4,607	39,574
Gartmore US Growth Leaders Long Short Fund Institutional (b)	7,080	67,759
iShares Cohen & Steers Realty Majors Index Fund	450	56,768

		605,949

Fixed Income Funds (31.7%)
Gartmore Bond Fund Institutional (b)	14,785	144,298
Gartmore Convertible Fund Institutional (b)	8,925	87,289
Gartmore Government Bond Fund Institutional (b)	9,268	96,203

		327,790

Money Market Funds (4.6%)
Gartmore Money Market Fund Institutional (b)	48,148	48,148

Total Mutual Funds		981,887

Total Investments (Cost $956,938) (a) — 94.8%		981,887
Other assets in excess of liabilities — 5.2%		53,692

NET ASSETS — 100.0%		$1,035,579

(a)	See notes to financial statements for tax unrealized appreciation (depreciation) of securities.

(b)	Investment in Institutional Class Shares of an affiliate.

See notes to financial statements.

2004 Annual Report 23

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Gartmore Optimal Allocations Fund: Specialty

From its inception on June 29, 2004, through Oct. 31, 2004, the Gartmore Optimal Allocations Fund: Specialty returned 3.40% (Class A at NAV) versus 0.69% for its composite benchmark, which consists of 70% S&P 500 Index and 30% Morgan Stanley Capital International Europe, Australasia and Far East (MSCI EAFE®) Index.

This Fund is a diversified “fund of funds” that is designed to serve as an alpha-enhancing supplement to an investor’s core portfolio. The Fund has a heavy emphasis on higher-risk asset classes, such as emerging markets funds and sector funds. With the Fund’s combination of eight diverse asset classes (and corresponding underlying Funds), the overall portfolio has the potential to generate high returns, while assuming only slightly more risk than that of the S&P 500 Index.

	% of
	Portfolio
Fund Allocations	(10/31/04)**	Returns*

Gartmore Global Financial Services Fund	20%	2.37%

Gartmore Emerging Markets Fund	15%	10.69%

Gartmore Global Health Sciences Fund	14%	-6.63%

Gartmore U.S. Growth Leaders Long-Short Fund	14%	3.12%

Gartmore Micro Cap Equity Fund	13%	0.53%

iShares Cohen & Steers Realty Majors Index Fund	10%	17.18%

Gartmore Global Technology and Communications Fund	7%	-5.04%

Gartmore Global Utilities Fund	7%	11.58%

*	Returns are from June 29, 2004, through Oct. 31, 2004.

**	Percentages are based on market value only.

During the reporting period, a generally favorable economic and corporate profit environment was overwhelmed by rising energy prices, geopolitical tensions, and the uncertainty created by a close U.S. presidential election.

The S&P 500 Index return was basically flat during the period, but most international markets posted solid gains. For instance, Belgium and Spain returned 19% and 10%, respectively, but Japan fell 6% because of slowing exports and dampened business spending. Overall, the MSCI EAFE Index delivered a 3% return. Within emerging markets, Asia returned 7%, European emerging markets returned 9%, and Latin American markets returned 23%. Asian markets were driven by robust economic growth in China, while Latin American countries such as Brazil and Argentina gained from corporate earnings upgrades and higher oil prices, respectively. Positive investor sentiment due to certain emerging European countries expected entrance to the European Union generated positive results for this region.

The Gartmore Optimal Allocations Fund: Specialty significantly outperformed its benchmark due to strong performance from the iShares Cohen &Steers Realty Majors Index Fund, which held a 10% weighting and posted a return of more than 17%. Other top-performing Underlying Funds included for this Optimal Allocation Fund the Gartmore Global Utilities Fund, which represented 7% of this Optimal Allocation Fund’s assets and gained 12%. Rising electricity prices and wireless telecommunications stocks helped to boost the Global Utilities Fund’s returns. The Gartmore Emerging Markets Fund represented 15% of the overall Optimal Allocation Fund allocation and advanced nearly 11%.

Conversely, detractors from performance included the Gartmore Global Health Sciences Fund and the Gartmore Global Technology and Communications Fund, which held weightings of 14% and 7%, respectively, and fell 7% and 5%, respectively. Health-care stocks fell during the period on investors’ concerns about the possible negative impact of presidential candidate John Kerry’s reform efforts and because of the weak product pipelines offered by major pharmaceutical companies. Information technology stocks fell in response to cautious business spending and high inventory levels.

Looking ahead, we believe that this Fund is positioned to deliver higher returns than its index as well as that of the market (as represented by the S&P 500 Index), while generating only a slighter higher risk level. These excess returns are expected to be derived from greater diversification that is achieved by combining asset classes such as global sector funds and emerging markets funds.

The Fund’s risk level is controlled in two ways: 1) combining asset classes reduces risk (the Fund contains eight asset classes that are not highly correlated); and 2) incorporating a relatively high allocation (14%) to the Gartmore U.S. Growth Leaders Long-Short Fund. This Underlying Fund can dampen the overall Optimal Allocations Fund’s volatility because of the Long-Short Fund’s ability to short stocks, which offers more diversification than long-only Funds in addition to protection during

24 Annual Report 2004

down markets. The Fund also can function as an alpha-enhancer due to its focus on good stock selection on both the long and short side.

Portfolio Manager: The Fund is managed by a team of portfolio managers and research analysts from Gartmore Mutual Fund Capital Trust.

2004 Annual Report 25

Optimal Series

Gartmore Optimal Allocations Fund: Specialty

Fund Performance

Average Annual Total Return

(For Period Ended October 31, 2004)

		Inception[1]

Class A	without sales charge[2]	3.40%
	with sales charge[3]	-2.54%

Class B	without sales charge[2]	3.00%
	with sales charge[4]	-2.00%

Class C	without sales charge[2]	3.00%
	with sales charge[5]	2.00%

Class R6		3.20%

Institutional Class[6]		3.40%

Institutional Service Class[6]		3.40%

All figures showing the effect of a sales charge reflect the maximum charge possible, because it has the most dramatic effect on performance data.

[1]	Fund commenced operations on June 29, 2004.

[2]	These returns do not reflect the effects of sales charges.

[3]	A 5.75% front-end sales charge was deducted.

[4]	A 5.00% contingent deferred sales charge (CDSC) was deducted. The CDSC declines to 1% after 6 years.

[5]	A CDSC of 1.00% was deducted because this is charged when you sell Class C shares within the first year after purchase.

[6]	Not subject to any sales charges.

Performance of a $10,000 Investment

Investment return and principal value will fluctuate, and when redeemed, shares may be worth more or less than original cost. Past performance is no guarantee of future results and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investing in mutual funds involves market risk, including loss of principal. Performance returns assume the reinvestment of all distributions.

Comparative performance of $10,000 invested in Class A shares of the Gartmore Optimal Allocations Fund: Specialty, the Optimal Allocations Specialty Composite Index (Composite)(a), S&P 500 Index (S&P 500)(b), Morgan Stanley Capital International Europe, Australasia, and Far East Index (MSCI EAFE)(c), and the Consumer Price Index (CPI)(d) since inception. Unlike the Fund, the returns for these unmanaged indexes do not reflect any fees, expenses, or sales charges. Investors cannot invest directly in market indexes.

(a)	The Optimal Allocation Specialty Composite is an unmanaged, hypothetical representation of the performance of each of the Fund’s asset classes according to their respective weightings. The composite is a combination of the S&P 500 (70%) and the MSCI EAFE (30%).

(b)	The S&P 500 is an unmanaged index of 500 widely held stocks of large U.S. companies that gives a broad look at how the stock prices of large U.S. companies have performed.

(c)	The MSCI EAFE is an unmanaged, market capitalization-weighted index that is designed to represent the performance of developed stock markets outside the United States and Canada.

(d)	The CPI represents changes in prices of a basket of goods and services purchased for consumption by urban households.

*	The Shareholder Expense Example is not required for funds operational less than six months.

26 Annual Report 2004

Gartmore Optimal Allocations Fund: Specialty
Portfolio Summary
(October 31, 2004)

The SEC adopted a requirement that Funds present their portfolio holdings in a table, chart or graph format in their annual and semiannual reports to shareholders, whether or not a schedule of investments is utilized. The following tables, which present portfolio holdings as a percentage of net assets, are provided in compliance with this requirement.

Asset Allocation

Mutual Funds	95.4%
Assets in excess of other liabilities	4.6%

100.0%

Top Industries

Equity Funds	95.4%
Other	4.6%

100.0%

Top Holdings

Gartmore Global Financial Services Fund	19.3%
Gartmore Emerging Markets Fund	14.3%
Gartmore Global Health Sciences Fund	13.4%
Gartmore U.S. Growth Leaders Long Short Fund	13.3%
Gartmore Micro Cap Equity Fund	12.3%
iShares Cohen & Steers Realty Majors Index Fund	9.4%
Gartmore Global Utilities Fund	6.8%
Gartmore Global Technology and Communications Fund	6.6%
Other	4.6%

100.0%

2004 Annual Report 27

Optimal Series

Statement of Investments
October 31, 2004

Gartmore Optimal Allocations Fund: Specialty

Mutual Funds (95.4%)

	Shares	Value

Equity Funds (95.4%)
Gartmore Emerging Markets Fund Institutional (b)	13,345	$165,887
Gartmore Global Financial Services Fund Institutional (b)	17,737	222,594
Gartmore Global Health Sciences Fund Institutional (b)	15,283	154,965
Gartmore Global Technology and Communications Fund Institutional (b)	21,200	75,897
Gartmore Global Utilities Fund Institutional (b)	7,118	77,659
Gartmore Micro Cap Equity Fund Institutional (b)	7,213	141,876
Gartmore US Growth Leaders Long Short Fund Institutional (b)	15,988	153,009
iShares Cohen & Steers Realty Majors Index Fund	860	108,489

Total Mutual Funds		1,100,376

Total Investments (Cost $1,065,780) (a) — 95.4%		1,100,376
Other assets in excess of liabilities — 4.6%		53,468

NET ASSETS — 100.0%		$1,153,844

(a)	See notes to financial statements for tax unrealized appreciation (depreciation) of securities.

(b)	Investment in Institutional Class of an affiliate.

See notes to financial statements.

28 Annual Report 2004

Statements of Assets and Liabilities
October 31, 2004

	Gartmore Optimal	Gartmore Optimal	Gartmore Optimal	Gartmore Optimal
	Allocations Fund —	Allocations Fund —	Allocations Fund —	Allocations Fund —
	Aggressive	Moderate	Moderately Aggressive	Specialty

Assets:
Investments, at value (cost $37,612; $49,032; $37,612; $93,590, respectively)	$43,522	$56,768	$43,522	$128,186
Investment in affiliates, at value (cost $916,030; $907,906; $999,623; $972,190, respectively)	918,894	925,119	1,014,357	972,190

Total Investments	962,416	981,887	1,057,879	1,100,376

Cash	—	—	—	7,260
Interest and dividends receivable	—	925	546	—
Receivable from adviser	9,444	9,850	9,854	9,856
Prepaid expenses and other assets	47,953	46,286	46,287	46,286

Total Assets:	1,019,813	1,038,948	1,114,566	1,163,778

Liabilities
Payable for investments purchased	—	—	—	6,534
Accrued expenses and other payables
Investment advisory fees	127	130	140	137
Distribution fees	2	5	73	17
Administrative servicing fees	1	1	1	4
Other	3,252	3,233	3,242	3,242

Total Liabilities:	3,382	3,369	3,456	9,934

Net Assets	$1,016,431	$1,035,579	$1,111,110	$1,153,844

Represented by:
Capital	$1,007,691	$1,004,553	$1,087,555	$1,116,644
Accumulated net investment income (loss)	930	5,127	3,240	1,909
Accumulated net realized gains (losses) on investment transactions	(964)	950	(329)	695
Net unrealized appreciation (depreciation) on investments	8,774	24,949	20,644	34,596

Net Assets	$1,016,431	$1,035,579	$1,111,110	$1,153,844

Net Assets:
Class A Shares	$4,197	$1,032	$1,022	$80,388
Class B Shares	1,004	1,025	7,114	1,030
Class C Shares	1,004	1,025	79,656	35,890
Class R Shares	1,006	1,027	1,019	1,032
Institutional Service Class Shares	1,007	1,030	1,021	1,034
Institutional Class Shares	1,008,213	1,030,440	1,021,278	1,034,470

Total	$1,016,431	$1,035,579	$1,111,110	$1,153,844

Shares outstanding (unlimited number of shares authorized)
Class A Shares	416	100	100	7,773
Class B Shares	100	100	699	100
Class C Shares	100	100	7,831	3,483
Class R Shares	100	100	100	100
Institutional Service Class Shares	100	100	100	100
Institutional Class Shares	100,000	100,000	100,000	100,000

Total	100,816	100,500	108,830	111,556

Net asset value:
Class A Shares	$10.09	$10.32	$10.22	$10.34
Class B Shares (a)	$10.04	$10.25	$10.17	$10.30
Class C Shares (b)	$10.04	$10.25	$10.17	$10.30
Class R Shares	$10.06	$10.27	$10.19	$10.32
Institutional Service Class Shares	$10.07	$10.30	$10.21	$10.34
Institutional Class Shares	$10.08	$10.30	$10.21	$10.34
Maximum offering price per share (100%/(100%-maximum sales charge) of net asset value adjusted to the nearest cent
Class A Shares	$10.71	$10.95	$10.84	$10.97

Maximum Sales Charge — Class A Shares	5.75%	5.75%	5.75%	5.75%

(a)	For Class B shares, the redemption price per share varies by length of time shares are held.
(b)	For Class C shares, the redemption price per share is reduced by 1.00% for shares held less than one year.

See notes to financial statements.

2004 Annual Report 29

Optimal Series

Statements of Operations
For the Period Ended October 31, 2004

	Gartmore Optimal	Gartmore Optimal	Gartmore Optimal	Gartmore Optimal
	Allocations Fund —	Allocations Fund —	Allocations Fund —	Allocations Fund —
	Aggressive (a)	Moderate (a)	Moderately Aggressive (a)	Specialty (a)

INVESTMENT INCOME:
Dividend income	$436	$569	$436	$1,087
Dividend income from affiliates	892	4,970	3,310	1,260

Total Income	1,328	5,539	3,746	2,347

Expenses:
Investment advisory fees	498	512	518	517
Distribution fees Class A	1	1	1	12
Distribution fees Class B	3	5	10	3
Distribution fees Class C	3	5	83	11
Distribution fees Class R	1	2	1	1
Administrative servicing fees Class A	—	—	—	2
Administrative servicing fees Class R	1	1	1	1
Administrative servicing fees Institutional Service Class	1	1	1	1
Professional Fees	6,450	6,450	6,450	6,450
Registration and filing fees	29,080	28,663	28,663	28,663
Other	5,629	5,630	5,631	5,630

Total expenses before reimbursed expenses	41,667	41,270	41,359	41,291
Expenses reimbursed	(40,836)	(40,411)	(40,408)	(40,408)

Total Expenses	831	859	951	883

Net Investment Income (Loss)	497	4,680	2,795	1,464

REALIZED/ UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized gains (losses) on investment transactions from affiliates	(964)	950	(329)	695
Net change in unrealized appreciation/depreciation on investments	8,774	24,949	20,644	34,596

Net realized/unrealized gains (losses) on investments	7,810	25,899	20,315	35,291

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$8,307	$30,579	$23,110	$36,755

(a)	For the period from June 29, 2004 (commencement of operations) through October 31, 2004.

See notes to financial statements.

30 Annual Report 2004

Statements of Changes in Net Assets

	Gartmore Optimal	Gartmore Optimal	Gartmore Optimal	Gartmore Optimal
	Allocations Fund —	Allocations Fund —	Allocations Fund —	Allocations Fund —
	Aggressive (a)	Moderate (a)	Moderately Aggressive (a)	Specialty (a)
	Period Ended	Period Ended	Period Ended	Period Ended
	October 31, 2004	October 31, 2004	October 31, 2004	October 31, 2004

FROM INVESTMENT ACTIVITIES:
Operations:
Net investment income (loss)	$497	$4,680	$2,795	$1,464
Net realized gains (losses) on investment transaction from affiliates	(964)	950	(329)	695
Net change in unrealized appreciation/depreciation on investment transactions	8,774	24,949	20,644	34,596

Change in net assets resulting from operations	8,307	30,579	23,110	36,755

Change in net assets from capital transactions	1,008,124	1,005,000	1,088,000	1,117,089

Change in net assets	1,016,431	1,035,579	1,111,110	1,153,844

Net Assets:
End of period	$1,016,431	$1,035,579	$1,111,110	$1,153,844

(a)	For the period from June 29, 2004 (commencement of operations) through October 31, 2004.

See notes to financial statements.

2004 Annual Report 31

Financial Highlights
Selected Data for Each Share of Capital Outstanding

Optimal Series

Gartmore Optimal Allocations Fund: Aggressive

		Investment Activities
			Net Realized
			and
	Net Asset	Net	Unrealized	Total
	Value,	Investment	Gains	from
	Beginning	Income	(Losses) on	Investment
	of Period	(Loss)	Investments	Activities

Class A Shares
Period Ended October 31, 2004 (d)	$10.00	—	0.09	0.09
Class B Shares
Period Ended October 31, 2004 (d)	$10.00	(0.03)	0.07	0.04
Class C Shares
Period Ended October 31, 2004 (d)	$10.00	(0.03)	0.07	0.04
Class R Shares
Period Ended October 31, 2004 (d)	$10.00	(0.01)	0.07	0.06
Institutional Service Class Shares
Period Ended October 31, 2004 (d)	$10.00	—	—	0.07
Institutional Class Shares
Period Ended October 31, 2004 (d)	$10.00	—	0.08	0.08

[Additional columns below]

[Continued from above table, first column(s) repeated]

	Net Asset
	Value, End	Total
	of Period	Return (a)

Class A Shares
Period Ended October 31, 2004 (d)	$10.09	0.90%	(e)
Class B Shares
Period Ended October 31, 2004 (d)	$10.04	0.40%	(e)
Class C Shares
Period Ended October 31, 2004 (d)	$10.04	0.40%	(e)
Class R Shares
Period Ended October 31, 2004 (d)	$10.06	0.50%	(e)
Institutional Service Class Shares
Period Ended October 31, 2004 (d)	$10.07	0.80%	(e)
Institutional Class Shares
Period Ended October 31, 2004 (d)	$10.08	0.80%	(e)

[Additional columns below]

[Continued from above table, first column(s) repeated]

	Ratios / Supplemental Data
								Ratio of Net
				Ratio of Net		Ratio of		Investment
				Investment		Expenses		Income (Loss)
	Net Assets	Ratio of		Income		(Prior to		(Prior to
	at End of	Expenses		(Loss)		Reimbursements)		Reimbursements)
	Period	to Average		to Average		to Average		to Average		Portfolio
	(000s)	Net Assets		Net Assets		Net Assets (b)		Net Assets (b)		Turnover (c)

Class A Shares
Period Ended October 31, 2004 (d)	$4	0.56%	(f)	(0.27%	) (f)	13.04%	(f)	(12.75%	) (f)	7.82%
Class B Shares
Period Ended October 31, 2004 (d)	$1	1.25%	(f)	(0.85%	) (f)	13.48%	(f)	(13.08%	) (f)	7.82%
Class C Shares
Period Ended October 31, 2004 (d)	$1	1.25%	(f)	(0.85%	) (f)	13.48%	(f)	(13.08%	) (f)	7.82%
Class R Shares
Period Ended October 31, 2004 (d)	$1	0.85%	(f)	(0.45%	) (f)	13.07%	(f)	(12.67%	) (f)	7.82%
Institutional Service Class Shares
Period Ended October 31, 2004 (d)	$1	0.40%	(f)	0.00%	(f)	12.62%	(f)	(12.22%	) (f)	7.82%
Institutional Class Shares
Period Ended October 31, 2004 (d)	$1,008	0.25%	(f)	0.15%	(f)	12.47%	(f)	(12.07%	) (f)	7.82%

(a)	Excludes sales charge.
(b)	During the period certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been indicated.
(c)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(d)	For the period from June 29, 2004 (commencement of operations) through October 31, 2004.
(e)	Not annualized.
(f)	Annualized.

See notes to financial statements.

32 Annual Report 2004

Financial Highlights
Selected Data for Each Share of Capital Outstanding

Gartmore Optimal Allocations Fund: Moderate

		Investment Activities
			Net Realized
			and
	Net Asset	Net	Unrealized	Total
	Value,	Investment	Gains	from
	Beginning	Income	(Losses) on	Investment
	of Period	(Loss)	Investments	Activities

Class A Shares
Period Ended October 31, 2004 (d)	$10.00	0.04	0.28	0.32
Class B Shares
Period Ended October 31, 2004 (d)	$10.00	0.01	0.24	0.25
Class C Shares
Period Ended October 31, 2004 (d)	$10.00	0.01	0.24	0.25
Class R Shares
Period Ended October 31, 2004 (d)	$10.00	0.03	0.24	0.27
Institutional Service Class Shares
Period Ended October 31, 2004 (d)	$10.00	0.04	0.26	0.30
Institutional Class Shares
Period Ended October 31, 2004 (d)	$10.00	0.05	0.25	0.30

[Additional columns below]

[Continued from above table, first column(s) repeated]

	Net Asset
	Value, End	Total
	of Period	Return (a)

Class A Shares
Period Ended October 31, 2004 (d)	$10.32	3.20%	(e)
Class B Shares
Period Ended October 31, 2004 (d)	$10.25	2.60%	(e)
Class C Shares
Period Ended October 31, 2004 (d)	$10.25	2.60%	(e)
Class R Shares
Period Ended October 31, 2004 (d)	$10.27	2.70%	(e)
Institutional Service Class Shares
Period Ended October 31, 2004 (d)	$10.30	3.00%	(e)
Institutional Class Shares
Period Ended October 31, 2004 (d)	$10.30	3.00%	(e)

[Additional columns below]

[Continued from above table, first column(s) repeated]

	Ratios / Supplemental Data
								Ratio of Net
				Ratio of Net		Ratio of		Investment
				Investment		Expenses		Income (Loss)
	Net Assets	Ratio of		Income		(Prior to		(Prior to
	at End of	Expenses		(Loss)		Reimbursements)		Reimbursements)
	Period	to Average		to Average		to Average		to Average		Portfolio
	(000s)	Net Assets		Net Assets		Net Assets (b)		Net Assets (b)		Turnover (c)

Class A Shares
Period Ended October 31, 2004 (d)	$1	0.56%	(f)	1.06%	(f)	12.40%	(f)	(10.78%	) (f)	7.57%
Class B Shares
Period Ended October 31, 2004 (d)	$1	1.25%	(f)	0.37%	(f)	13.50%	(f)	(11.88%	) (f)	7.57%
Class C Shares
Period Ended October 31, 2004 (d)	$1	1.25%	(f)	0.37%	(f)	13.50%	(f)	(11.88%	) (f)	7.57%
Class R Shares
Period Ended October 31, 2004 (d)	$1	0.85%	(f)	0.77%	(f)	12.85%	(f)	(11.23%	) (f)	7.57%
Institutional Service Class Shares
Period Ended October 31, 2004 (d)	$1	0.40%	(f)	1.22%	(f)	12.23%	(f)	(10.61%	) (f)	7.57%
Institutional Class Shares
Period Ended October 31, 2004 (d)	$1,030	0.25%	(f)	1.37%	(f)	12.08%	(f)	(10.46%	) (f)	7.57%

(a)	Excludes sales charge.
(b)	During the period certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been indicated.
(c)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(d)	For the period from June 29, 2004 (commencement of operations) through October 31, 2004.
(e)	Not annualized.
(f)	Annualized.

See notes to financial statements.

2004 Annual Report 33

Financial Highlights
Selected Data for Each Share of Capital Outstanding

Optimal Series

Gartmore Optimal Allocations Fund: Moderately Aggressive

		Investment Activities
			Net Realized
			and
	Net Asset	Net	Unrealized	Total
	Value,	Investment	Gains	from
	Beginning	Income	(Losses) on	Investment
	of Period	(Loss)	Investments	Activities

CLASS A SHARES
Period Ended October 31, 2004 (d)	$10.00	0.02	0.20	0.22
CLASS B SHARES
Period Ended October 31, 2004 (d)	$10.00	—	0.17	0.17
CLASS C SHARES
Period Ended October 31, 2004 (d)	$10.00	—	0.17	0.17
CLASS R SHARES
Period Ended October 31, 2004 (d)	$10.00	0.01	0.18	0.19
INSTITUTIONAL SERVICE CLASS SHARES
Period Ended October 31, 2004 (d)	$10.00	0.02	0.19	0.21
INSTITUTIONAL CLASS SHARES
Period Ended October 31, 2004 (d)	$10.00	0.03	0.18	0.21

[Additional columns below]

[Continued from above table, first column(s) repeated]

	Net Asset
	Value, End	Total
	of Period	Return (a)

CLASS A SHARES
Period Ended October 31, 2004 (d)	$10.22	2.10%	(e)
CLASS B SHARES
Period Ended October 31, 2004 (d)	$10.17	1.70%	(e)
CLASS C SHARES
Period Ended October 31, 2004 (d)	$10.17	1.70%	(e)
CLASS R SHARES
Period Ended October 31, 2004 (d)	$10.19	1.90%	(e)
INSTITUTIONAL SERVICE CLASS SHARES
Period Ended October 31, 2004 (d)	$10.21	2.10%	(e)
INSTITUTIONAL CLASS SHARES
Period Ended October 31, 2004 (d)	$10.21	2.10%	(e)

[Additional columns below]

[Continued from above table, first column(s) repeated]

	Ratios / Supplemental Data
								Ratio of Net
				Ratio of Net		Ratio of		Investment
				Investment		Expenses		Income (Loss)
	Net Assets	Ratio of		Income		(Prior to		(Prior to
	at End of	Expenses		(Loss)		Reimbursements)		Reimbursements)
	Period	to Average		to Average		to Average		to Average		Portfolio
	(000s)	Net Assets		Net Assets		Net Assets (b)		Net Assets (b)		Turnover (c)

CLASS A SHARES
Period Ended October 31, 2004 (d)	$1	0.56%	(f)	(0.27%	) (f)	13.04%	(f)	(12.75%	) (f)	9.79%
CLASS B SHARES
Period Ended October 31, 2004 (d)	$7	1.25%	(f)	(0.85%	) (f)	13.48%	(f)	(13.08%	) (f)	9.79%
CLASS C SHARES
Period Ended October 31, 2004 (d)	$80	1.25%	(f)	(0.85%	) (f)	13.48%	(f)	(13.08%	) (f)	9.79%
CLASS R SHARES
Period Ended October 31, 2004 (d)	$1	0.85%	(f)	(0.45%	) (f)	13.07%	(f)	(12.67%	) (f)	9.79%
INSTITUTIONAL SERVICE CLASS SHARES
Period Ended October 31, 2004 (d)	$1	0.40%	(f)	0.00%	(f)	12.62%	(f)	(12.22%	) (f)	9.79%
INSTITUTIONAL CLASS SHARES
Period Ended October 31, 2004 (d)	$1,021	0.25%	(f)	0.15%	(f)	12.47%	(f)	(12.07%	) (f)	9.79%

(a)	Excludes sales charge.
(b)	During the period certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been indicated.
(c)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(d)	For the period from June 29, 2004 (commencement of operations) through October 31, 2004.
(e)	Not annualized.
(f)	Annualized.

See notes to financial statements.

34 Annual Report 2004

Financial Highlights
Selected Data for Each Share of Capital Outstanding

Gartmore Optimal Allocations Fund: Specialty

		Investment Activities
			Net Realized
			and
	Net Asset	Net	Unrealized	Total
	Value,	Investment	Gains	from
	Beginning	Income	(Losses) on	Investment
	of Period	(Loss)	Investments	Activities

Class A Shares
Period Ended October 31, 2004 (d)	$10.00	—	0.34	0.34
Class B Shares
Period Ended October 31, 2004 (d)	$10.00	(0.02)	0.32	0.30
Class C Shares
Period Ended October 31, 2004 (d)	$10.00	—	0.30	0.30
Class R Shares
Period Ended October 31, 2004 (d)	$10.00	(0.01)	0.33	0.32
Institutional Service Class Shares
Period Ended October 31, 2004 (d)	$10.00	0.01	0.33	0.34
Institutional Class Shares
Period Ended October 31, 2004 (d)	$10.00	0.01	0.33	0.34

[Additional columns below]

[Continued from above table, first column(s) repeated]

	Net Asset
	Value, End	Total
	of Period	Return (a)

Class A Shares
Period Ended October 31, 2004 (d)	$10.34	3.40%	(e)
Class B Shares
Period Ended October 31, 2004 (d)	$10.30	3.00%	(e)
Class C Shares
Period Ended October 31, 2004 (d)	$10.30	3.00%	(e)
Class R Shares
Period Ended October 31, 2004 (d)	$10.32	3.20%	(e)
Institutional Service Class Shares
Period Ended October 31, 2004 (d)	$10.34	3.40%	(e)
Institutional Class Shares
Period Ended October 31, 2004 (d)	$10.34	3.40%	(e)

[Additional columns below]

[Continued from above table, first column(s) repeated]

	Ratios / Supplemental Data
								Ratio of Net
				Ratio of Net		Ratio of		Investment
				Investment		Expenses		Income (Loss)
	Net Assets	Ratio of		Income		(Prior to		(Prior to
	at End of	Expenses		(Loss)		Reimbursements)		Reimbursements)
	Period	to Average		to Average		to Average		to Average		Portfolio
	(000s)	Net Assets		Net Assets		Net Assets (b)		Net Assets (b)		Turnover (c)

Class A Shares
Period Ended October 31, 2004 (d)	$80	0.56%	(f)	0.75%	(f)	12.49%	(f)	(11.17%	) (f)	7.19%
Class B Shares
Period Ended October 31, 2004 (d)	$1	1.25%	(f)	(0.58%	) (f)	12.98%	(f)	(12.30%	) (f)	7.19%
Class C Shares
Period Ended October 31, 2004 (d)	$36	1.25%	(f)	(1.04%	) (f)	12.92%	(f)	(12.72%	) (f)	7.19%
Class R Shares
Period Ended October 31, 2004 (d)	$1	0.85%	(f)	(0.18%	) (f)	12.57%	(f)	(11.90%	) (f)	7.19%
Institutional Service Class Shares
Period Ended October 31, 2004 (d)	$1	0.40%	(f)	0.27%	(f)	12.12%	(f)	(11.44%	) (f)	7.19%
Institutional Class Shares
Period Ended October 31, 2004 (d)	$1,034	0.25%	(f)	0.42%	(f)	11.97%	(f)	(11.29%	) (f)	7.19%

(a)	Excludes sales charge.
(b)	During the period certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been indicated.
(c)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(d)	For the period from June 29, 2004 (commencement of operations) through October 31, 2004.
(e)	Not annualized.
(f)	Annualized.

See notes to financial statements.

2004 Annual Report 35

Optimal Series

Notes to Financial Statements
October 31, 2004

1. Organization

Gartmore Mutual Funds (the “Trust”) is an open-end management investment company. Prior to January 25, 2002 the Trust was named Nationwide Mutual Funds. The Trust was created under the laws of Ohio as an Ohio business trust pursuant to a Declaration of Trust dated as of October 30, 1997, as subsequently amended, and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As of October 31, 2004, the Trust had authorized an unlimited number of shares of beneficial interest (“shares”) without par value. The Trust operates forty-five (45) separate series, or mutual funds, each with its own investment objectives and strategies. This report contains the financial statements and financial highlights of the 4 funds listed below (individually a “Fund”, collectively the “Funds”):

-	Gartmore Optimal Allocations Fund: Aggressive (“Aggressive”)
-	Gartmore Optimal Allocations Fund: Moderate (“Moderate”)
-	Gartmore Optimal Allocations Fund: Moderately Aggressive (“Moderately Aggressive”)
-	Gartmore Optimal Allocations Fund: Specialty (“Specialty”)

Each of the Funds is constructed as a “fund of funds,” which means that each of these Funds pursues its investment objectives primarily by allocating its investments among other mutual funds (“Underlying Funds”). The Underlying Funds typically invest, either directly or indirectly, in stocks, bonds, and other securities.

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Trust’s maximum liability under these arrangements is unknown, as this would involve future claims that may be made against the Trust. However, based on experience, the Trust expects that risk of loss to be remote.

Pursuant to a plan and agreement of redomestication and reorganization dated September 15, 2004, the shareholders of the Trust will be requested, at a special meeting to be held on December 23, 2004, to approve the redomestication of the Trust to a Delaware statutory trust; said Trust redomestication is expected to be effective as of March 1, 2005.

2. Summary of Significant Accounting Policies:

The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

(a)	Security Valuation

Shares of the Underlying Funds in which the Funds invest are valued at their respective net asset values as reported by the Underlying Funds. The securities in the Underlying Funds are generally valued as of the close of business of the regular session of trading on the New York Stock Exchange. Underlying Funds generally value securities and assets at fair market value.

(b)	Security Transactions and Investment Income

Security transactions are accounted for on the date the security is purchased or sold (“trade date”). Securities gains and losses are calculated on the identified cost basis. Interest income is recognized on the accrual basis and includes, where applicable, the amortization or accretion of premium or discount. Dividend income is recorded on the ex-dividend date.

36 Annual Report 2004

(c)	Distributions to Shareholders

Net investment income, if any, is declared daily and paid quarterly for the Funds. For all Funds, distributable net realized capital gains, if any, are declared and distributed at least annually.

Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either permanent or temporary in nature. In accordance with AICPA (American Institute of Certified Public Accountants) Statement of Position 93-2, permanent differences (i.e., reclassification of market discounts, gain/loss, paydowns and distributions) are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. These reclassifications have no effect upon the net asset value of the respective Funds. To the extent distributions exceed current and accumulated earnings and profits for federal income tax purposes, these excesses are reported as distributions of paid-in-capital.

(d)	Federal Income Taxes

It is the policy of each Fund to qualify or continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of net investment income and net realized capital gains sufficient to relieve the Fund from all, or substantially all, federal income taxes.

(e)	Allocation of Expenses, Income, and Gains and Losses

Expenses directly attributable to a Fund are charged to that Fund. Expenses not directly attributable to a Fund are allocated proportionately among various or all Funds within the Trust. For the Funds, the method for allocating income, fund level expenses, and realized and unrealized gains or losses is based on the fair value of shares outstanding relative to net assets. Under this method, each class of shares participates based on the total net asset value of that class’s shares in proportion to the total net assets of the Fund. Expenses specific to a class (such are 12b-1 and administrative services fees) are charged to that class.

(f)	Capital Share Transactions

Transactions in capital shares of the Funds were as follows:

2004 Annual Report 37

Notes to Financial Statements (Continued)
October 31, 2004

Optimal Series

	Aggressive	Moderate	Moderately Aggressive	Specialty
	Period Ended	Period Ended	Period Ended	Period Ended
	October 31, 2004 (a)	October 31, 2004 (a)	October 31, 2004 (a)	October 31, 2004 (a)

CAPITAL TRANSACTIONS:
Class A Shares
Proceeds from shares issued	$4,124	$1,000	$1,000	$79,478

	4,124	1,000	1,000	79,478

Class B Shares
Proceeds from shares issued	1,000	1,000	7,000	999

	1,000	1,000	7,000	999

Class C Shares
Proceeds from shares issued	1,000	1,000	78,000	35,455

	1,000	1,000	78,000	35,455

Class R Shares
Proceeds from shares issued	1,000	1,000	1,000	999

	1,000	1,000	1,000	999

Institutional Service Class Shares
Proceeds from shares issued	1,000	1,000	1,000	999

	1,000	1,000	1,000	999

Institutional Class Shares
Proceeds from shares issued	1,000,000	1,000,000	1,000,000	999,159

	1,000,000	1,000,000	1,000,000	999,159

Change in net assets from capital transactions	$1,008,124	$1,005,000	$1,088,000	$1,117,089

SHARE TRANSACTIONS:
Class A Shares
Issued	416	100	100	7,773

	416	100	100	7,773

Class B Shares
Issued	100	100	699	100

	100	100	699	100

Class C Shares
Issued	100	100	7,831	3,483

	100	100	7,831	3,483

Class R Shares
Issued	100	100	100	100

	100	100	100	100

Institutional Service Class Shares
Issued	100	100	100	100

	100	100	100	100

Institutional Class Shares
Issued	100,000	100,000	100,000	100,000

	100,000	100,000	100,000	100,000

Total change in shares	100,816	100,500	108,830	111,556

(a)	For the period from June 29, 2004 (commencement of operations) through October 31, 2004.

38 Annual Report 2004

3. Transactions with Affiliates

Under the terms of the Trust’s Investment Advisory Agreements, Gartmore Mutual Fund Capital Trust (“GMF”) manages the investment of the assets and supervises the daily business affairs of their respective Funds. GMF is a wholly-owned subsidiary of Gartmore Global Investments, Inc. (“GGI”), a holding company. GGI is a majority-owned subsidiary of Gartmore Global Asset Management Trust (“GGAMT”). GGAMT is a wholly-owned subsidiary of Nationwide Corporation. All of the common stock of Nationwide Corporation is held by Nationwide Mutual Insurance Company (95.2%) and Nationwide Mutual Fire Insurance Company (4.8%), each of which is a mutual company owned by its policyholders.

Under the terms of the Investment Advisory Agreements, each Fund pays GMF an investment advisory fee of 0.15% based on that Fund’s average daily net assets.

GMF and the Funds have entered into written contracts (“Expense Limitation Agreements”) limiting operating expenses (excluding any taxes, interest, brokerage fees, extraordinary expenses, short sale dividend expenses, Rule 12b-1 fees, and administrative services fees) from exceeding 0.56% for Class A, 1.25% for Class B and Class C, 0.85% for Class R, 0.40% for Institutional Service Class, and 0.25% for Institutional Class, until June 30, 2005.

GMF may request and receive reimbursement from certain Funds of the advisory fees waived and other expenses reimbursed by GMF pursuant to the Expense Limitation Agreements at a later date not to exceed five fiscal years from commencement of operations if the Fund has reached a sufficient asset size to permit reimbursement to be made without causing the total annual operating expense ratio of the Fund to exceed the limits set forth above. No reimbursement will be made unless: (i) the Fund’s assets exceed $100 million; (ii) the total annual expense ratio of the class making such reimbursement is less than the limit set forth above; and (iii) the payment of such reimbursement is approved by the Board of Trustees on a quarterly basis. Except as provided for in the Expense Limitation Agreements, reimbursement of amounts previously waived or assumed by GMF is not permitted.

As of the year ended October 31, 2004, the cumulative potential reimbursements of the following Funds (unless otherwise indicated), based on reimbursements which expires within three years from the fiscal year in which the corresponding reimbursements to the Fund was made for expenses reimbursed by GMF or GMCM, would be:

Amount Fiscal
Fund	Year 2004

Aggressive	$40,836

Moderate	40,411

Moderately Aggressive	40,408

Specialty	40,408

Under the terms of a Distribution Plan under Rule 12b-1 of the 1940 Act, Gartmore Distribution Services, Inc. (“GDSI”), the Funds’ distributor, is compensated by the Funds for expenses associated with the distribution of Class A, Class B, Class C, and Class R shares of the Funds. These fees are based on average daily net assets of the respective class of the Funds at an annual rate not to exceed 0.25% for Class A shares, 1.00% for Class B and Class C shares, and 0.50% for Class R shares.

Pursuant to an Underwriting Agreement, GDSI serves as principal underwriter of the Funds in the continuous distribution of their shares and receives commissions in the form of a front-end sales charge on the Class A shares. These fees are deducted from and are not included in proceeds from sales of Class A and Class C shares. From these fees, GDSI pays sales commissions, salaries, and other expenses in connection with generating new sales of Class A shares of the Funds. GDSI also receives fees for services as principal underwriter for Class B shares of the Funds. These fees are contingent deferred sales charges (“CDSCs”) ranging from 1% to 5% imposed on redemptions of Class B shares which may cause the current value of a shareholder’s account to fall below the total purchase payments. The CDSC, if applicable, will be imposed on redemptions made within six years of the purchase. In addition, Class C shares also have a CDSC fee of 1% imposed on redemptions of Class C shares made within one year of purchase. For the year ended

2004 Annual Report 39

Notes to Financial Statements (Continued)
October 31, 2004

Optimal Series

October 31, 2004, GDSI received commissions of $2,274 from front-end sales charges of Class A shares and from CDSC fees from Class B and Class C shares of the Funds, of which $0 was reallowed to affiliated broker-dealers of the Funds.

GSA and GISI have entered into agreements with BISYS Fund Services Ohio, Inc. to provide sub-administration and sub-transfer agency services, respectively, to the Funds.

Under the terms of an Administrative Services Plan, the Funds may pay fees to servicing organizations, such as broker-dealers, including Nationwide Financial Services, and financial institutions, which agree to provide administrative support services to the shareholders of certain classes. These services include, but are not limited, to the following: establishing and maintaining shareholder accounts; processing purchase and redemption transactions; arranging bank wires; performing shareholder sub-accounting; answering inquiries regarding the Funds; and other such services. These fees are based on an annual rate of up to 0.25% of the average daily net assets of the Class A, Class R, Service Class, and Institutional Service Class shares of each of the Funds.

As of October 31, 2004, the advisers or affiliates directly held the percentage indicated below of the shares outstanding of the applicable Fund:

% of Shares
Outstanding
Fund	Owned

Aggressive	100%

Moderate	100%

Moderately Aggressive	92%

Specialty	90%

4. Bank Loans

The Trust has a credit agreement of $100,000,000. Borrowings under this arrangement bear interest at the Federal Funds rate plus 0.50%. The interest costs are included in custodian fees in the Statement of Operations. No compensation balances were required under the terms of the line of credit. There were no borrowings outstanding as of October 31, 2004.

5. Investment Transactions

Purchases and sales of securities (excluding short-term securities) for the year ended October 31, 2004, are summarized as follows:

Fund	Purchases	Sales

Aggressive	$75,896	$86,090

Moderate	76,326	75,088

Moderately Aggressive	169,283	96,519

Specialty	232,617	72,032

40 Annual Report 2004

6. Federal Tax Information

The tax character of distributions paid during the fiscal year ended October 31, 2004, were as follows: (Total distributions paid differ from the Statement of Changes in Net Assets because for tax purposes dividends are recognized when actually paid.)

Distributions paid from

Net Long
		Term			Total
	Ordinary	Capital	Total Taxable	Tax Exempt	Distributions
Fund	Income	Gains	Distributions	Distributions	Paid

Aggressive	$—	$—	$—	$—	$—

Moderate	—	—	—	—	—

Moderately Aggressive	—	—	—	—	—

Specialty	—	—	—	—	—

As of October 31, 2004, the components of accumulated earnings (deficit) on a tax basis was as follows:

	Undistributed	Undistributed	Undistributed
	Tax Exempt	Ordinary	Long-Term	Accumulated	Distributions
Fund	Income	Income	Capital Gains	Earnings	Payable

Aggressive	$—	$930	$—	$930	$—

Moderate	—	6,077	—	6,077	—

Moderately Aggressive	—	3,240	—	3,240	—

Specialty	—	2,604	—	2,604	—

[Additional columns below]

[Continued from above table, first column(s) repeated]

			Total
	Accumulated	Unrealized	Accumulated
	Capital and	Appreciation	Earnings
Fund	Other Losses	(Depreciation)*	(Deficit)

Aggressive	$(964)	$8,774	$8,740

Moderate	—	24,949	31,026

Moderately Aggressive	(329)	20,644	23,555

Specialty	—	34,596	37,200

*	The differences between the book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to: tax deferral of losses on wash sales; the difference between book and tax amortization methods for premium and market discount; and the return of capital adjustments from real estate investment trusts.

As of October 31, 2004, the tax cost of securities and the breakdown of unrealized appreciation (depreciation) for each Fund were as follows:

				Net Unrealized
	Tax Cost of	Unrealized	Unrealized	Appreciation
Fund	Securities	Appreciation	Depreciation	(Depreciation)

Aggressive	$953,642	$23,936	$(15,162)	8,774

Moderate	956,938	30,320	(5,372)	24,948

Moderately Aggressive	1,037,235	30,208	(9,564)	20,644

Specialty	1,065,780	48,551	(13,955)	34,596

As of October 31, 2004, for Federal income tax purposes, the following Funds have capital loss carryforwards available to offset capital gains, if any, to the extent provided by the treasury regulations:

Fund	Amount	Expires

Aggressive	$964	2012

Moderately Aggressive	329	2012

2004 Annual Report 41

Optimal Series

Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Shareholders of Gartmore Mutual Funds:

In our opinion, the accompanying statements of assets and liabilities, including the statements of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Gartmore Optimal Allocations Fund: Aggressive, Gartmore Optimal Allocations Fund: Moderate, Gartmore Optimal Allocations Fund: Moderately Aggressive and Gartmore Optimal Allocations Fund: Specialty (four series of Gartmore Mutual Funds, hereafter referred to as the “Funds”) at October 31, 2004, the results of each of their operations, the changes in each of their net assets and the financial highlights for the period from June 29, 2004 through October 31, 2004 in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Funds’ management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States.) Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 2004 by correspondence with the transfer agent provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania
December 27, 2004

42 Annual Report 2004

Management Information (Unaudited)

Trustees who are not Interested Persons (as defined in the 1940 Act) and Officers of the Funds
October 31, 2004

	Position(s)		Number of
	Held with		Portfolios
Name,	the Trust and	Principal Occupation(s)	in the Gartmore Fund	Other Directorships
Address	Length	During Past	Complex	Held by Trustee or
and Date of Birth	of Time Served[1]	Five Years	Overseen by Trustee	Nominee[2]
Charles E. Allen c/o Gartmore Global Investments, Inc. 1200 River Road, Suite 1000 Conshohocken, PA 19428 1948	Trustee since July 2000	Mr. Allen is Chairman, Chief Executive Officer and President of the Graimark Realty Advisors, Inc. (real estate development, investment and asset management)[3] .	84	None

Michael J. Baresich c/o Gartmore Global Investments, Inc. 1200 River Road, Conshohocken, PA 19428 1954	Trustee since March 2004	Mr. Baresich has been Chairman of the Board of Cokinetic Systems Corp. (software company) since July 2004. Prior thereto and since 2001, Mr. Baresich served as its Chief Executive Officer. From June 1999 through August 2001, Mr. Baresich was a managing Director of Deutsche Bank. Prior to June 1999, Mr. Baresich was a Managing Director of Bankers Trust.	84	None

Paula H.J. Cholmondeley c/o Gartmore Global Investments, Inc. 1200 River Road, Suite 1000 Conshohocken, PA 19428 1947	Trustee since July 2000	Ms. Cholmondeley has been the Chairman and Chief Executive Officer of the Sorrel Group, a management consulting company, since January 2004. From March 2000 through December 2003, Ms. Cholmondeley was Vice President and General Manager of Sappi Fine Paper North America. Prior thereto, Ms. Cholmondeley was Vice President and General Manager of Residential Insulation of Owens Corning.	84	Director of Dentsply International, Inc., Ultralife Batteries, Inc., and Terex Corporation.

C. Brent DeVore c/o Gartmore Global Investments, Inc. 1200 River Road, Suite 1000 Conshohocken, PA 19428 1940	Trustee since 1990	Dr. DeVore is President of Otterbein College.	84	None

Phyllis K. Dryden c/o Gartmore Global Investments, Inc. 1200 River Road, Suite 1000 Conshohocken, PA 19428 1947	Nominee	Ms. Dryden was a former Managing Partner of marchFIRST, a global management consulting firm prior to 2002.	84	None

Robert M. Duncan* c/o Gartmore Global Investments, Inc. 1200 River Road, Suite 1000 Conshohocken, PA 19428 1927	Trustee since April 1987	Mr. Duncan is Vice President and Secretary Emeritus of The Ohio State University.	84	None

2004 Annual Report 43

Management Information (Unaudited)

Optimal Series

Trustees who are not Interested Persons (as defined in the 1940 Act) and Officers of the Funds
October 31, 2004 (Continued)

	Position(s)		Number of
	Held with		Portfolios
Name,	the Trust and	Principal Occupation(s)	in the Gartmore Fund	Other Directorships
Address	Length	During Past	Complex	Held by Trustee or
and Date of Birth	of Time Served[1]	Five Years	Overseen by Trustee	Nominee[2]
Barbara L. Hennigar* c/o Gartmore Global Investments, Inc. 1200 River Road, Suite 1000 Conshohocken, PA 19428 1935	Trustee since July 2000	Retired since June 2000. Prior thereto, Ms. Hennigar was the Chairman or President and Chief Executive Officer of OppenheimerFunds Services and a member of the Executive Committee of OppenheimerFunds.	84	None

Barbara I. Jacobs c/o Gartmore Global Investments, Inc. 1200 River Road, Suite 1000 Conshohocken, PA 19428 1951	Nominee	Ms. Jacobs has served as Chairman of the Board of Directors of KICAP Network Fund, a European (United Kingdom) hedge fund, since December 2000. Prior to 2004, Ms. Jacobs was also a Managing Director and European Portfolio Manager with CREF Investments (Teacher Insurance Annuity Association — College Retirement Equity Funds).	84	None

Thomas J. Kerr, IV* c/o Gartmore Global Investments, Inc. 1200 River Road, Suite 1000 Conshohocken, PA 19428 1933	Trustee since October 1971	Dr. Kerr is President Emeritus of Kendall College.	84	None

Douglas F. Kridler c/o Gartmore Global Investments, Inc. 1200 River Road, Suite 1000 Conshohocken, PA 19428 1955	Trustee since September 1997	Mr. Kridler has served as the President and Chief Executive Officer of the Columbus Foundation (a Columbus, OH-based foundation which manages over 1,300 individual endowment funds) since February 2002. Mr. Kridler was the President of the Columbus Association for the Performing Arts prior thereto and Chairman of the Greater Columbus Convention and Visitors Bureau during 2000 and 2001.	84	None

Michael D. McCarthy c/o Gartmore Global Investments, Inc. 1200 River Road, Suite 1000 Conshohocken, PA 19428 1948	Nominee	Mr. McCarthy serves as: the Founder and Chairman of The Eureka Foundation (which sponsors and funds the “Great Museums” series on PBS); and a Partner of Pineville Properties LLC (a commercial real estate development firm).	84(4)	None

David C. Wetmore c/o Gartmore Global Investments, Inc. 1200 River Road, Suite 1000 Conshohocken, PA 19428 1948	Trustee since 1995	Mr. Wetmore is a Managing Director of Updata Capital, an investment banking and venture capital firm.	84	None

*	Pursuant to the Trust’s mandatory retirement policy, Mr. Duncan and Dr. Kerr are expected to retire on or about March 2, 2005, and Ms. Hennigar is expected to retire on or about October 12, 2005.
1	The term of office length is until a trustee resigns or reaches a mandatory retirement age of 70. On March 2, 2000, the Board adopted a five-year implementation period for any Trustee 65 or older as of the adoption of this policy.
2	Directorships held in (1) any other investment companies registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”), or (3) any company subject to the requirements of Section 15(d) of the Exchange Act.

44 Annual Report 2004

Trustees who are not Interested Persons (as defined in the 1940 Act) and Officers of the Funds
October 31, 2004 (Continued)

3	Mr. Allen owns a 51% interest in Graimark Realty Advisors, Inc., a 67% owner of G/W Jefferson-St Jean LLC (“Jefferson-St”), a real estate development company. Until July 28, 2004, Jefferson-St had a construction loan, guaranteed by Mr. Allen, in the principal amount of $12.5 million (“Construction Loan”), from Bank One, NA, obtained in August, 2002. On July 1, 2004, Bank One Corporation merged with and into J.P. Morgan Chase & Co. (the “Merger”). Bank One Corporation was the parent company of Bank One, N.A. J.P. Morgan Chase & Co. is the parent company of J.P. Morgan Investment Management, Inc., subadviser of two of the Funds of the Trust. On July 28, 2004, 2004, the Construction Loan was refinanced with an unaffiliated permanent lender. Neither Mr. Allen nor the Trust’s management believes that the Construction Loan, secured well in advance of the Merger, and refinanced within 28 days following the completion of the Merger, should result in Mr. Allen’s being deemed to have a “material business relationship” with an investment adviser to the Trust.
4	Messrs. McCarthy and Hondros (see table below) are also Administrative Committee Members for the Alphagen Arneb Fund, LLC , The Healthcare Fund LDC, The Leaders Long-Short Fund, LLC, and The Leaders Leaders Long-Short Fund LDC, four private investment companies (hedge funds) managed by GSA.
**	Trustees and Officers who are not Interested Persons (as defined in the 1940 Act) of the Funds received aggregate compensation of $384,292 from the Trust for the Year Ended October 31, 2004. Additional information regarding the Trustees and Officers may be found in the Trust’s statement of additional information, which is available without charge upon request, by calling 1-800-848-0920. Federal law requires the Trust, each of its investment advisers and sub-advisers to adopt procedures for voting proxies (“Proxy Voting Guidelines”) and to provide a summary of those Proxy Voting Guidelines used to vote the securities held by the Funds. The Funds’ proxy voting policies and procedures are available without charge (i) upon request, by calling 1-800-848-0920, (ii) on the Fund’s website at www.gartmorefunds.com, or (iii) on the Securities and Exchange Commission’s website at www.sec.gov.

2004 Annual Report 45

Management Information (Unaudited)

Optimal Series

Trustees and Officers who are Interested Persons (as defined in the 1940 Act) and Officers of the Funds
October 31, 2004

	Position(s)
	Held with		Number of
	the Trust		Portfolios
Name,	and Length	Principal Occupation(s)	in the Gartmore Fund		Other
Address	of Time	During Past	Complex		Directorships
and Age	Served[1]	Five Years	Overseen by Trustee		Held by Trustee[2]
Paul J. Hondros Gartmore Global Investments, Inc. 1200 River Road, Suite 1000 Conshohocken, PA 19428 1948	Trustee and Chairman since July 2000	Mr. Hondros has been President and Chief Executive Officer of various Gartmore entities, including Gartmore Distribution Services, Inc. (“GDSI”)[3], Gartmore Investor Services, Inc. (“GISI”) [3], Gartmore Morley Capital Management, Inc. (“GMCM”)[3], Gartmore Morley Financial Services, Inc. (“GMFS”) [3], NorthPointe Capital, LLC (“NorthPointe”)[3], Gartmore Global Asset Management Trust (“GGAMT”)[3], Gartmore Global Investments, Inc. (“GGI”)[3], Gartmore Mutual Fund Capital Trust (“GMFCT”) [3] and Gartmore SA Capital Trust (“GSA”)[3] ; and a Director of Nationwide Securities, Inc.[3], as well as several entities within Nationwide Financial Services, Inc.	84	(4)	None

Arden L. Shisler c/o Gartmore Global Investments, Inc. 1200 River Road, Suite 1000 Conshohocken, PA 19428 1941	Trustee since February 2000	Mr. Shisler has been a consultant since January 2003. Prior thereto, he was President and Chief Executive Officer of K&B Transport, Inc., a trucking firm. Since 1992, Mr. Shisler has also been Chairman of the Board for Nationwide Mutual Insurance Company.	84		Director of Nationwide Financial Services, Inc.

Gerald J. Holland Gartmore Global Investments, Inc. 1200 River Road, Suite 1000 Conshohocken, PA 19428 1951	Treasurer since March 2001	Mr. Holland is Senior Vice President — Operations for GGI[3], GMFCT[3] , and GSA[3]. Prior to July 2000, Mr, Holland was Vice President for First Data Investor Services, an investment company service provider.	84		None

Michael A. Krulikowski Gartmore Global Investments, Inc. 1200 River Road, Suite 1000 Conshohocken, PA 19428 1959	Chief Compliance Officer since June 2004	Since November 1999, Mr. Krulikowski has served as a Vice President and Chief Compliance Officer of GGI. Prior thereto, Mr. Krulikowski served as Chief Compliance Officer of 1717 Capital Management Company/Provident Mutual Insurance Company.	84		None

Eric E. Miller Gartmore Global Investments, Inc. 1200 River Road, Suite 1000 Conshohocken, PA 19428 1954	Secretary since December 2002	Mr. Miller is Senior Vice President, Chief Counsel for GGI[3], GMFCT3 and GSA[3] since August 2002. From August 2000 to August 2002, Mr. Miller was a Partner with Stradley Ronan Stevens & Young, LLP. Prior to August 2000, Mr. Miller served as Senior Vice President and Deputy General Counsel at Delaware Investments.	84		None

1	The term of office length is until a trustee resigns or reaches a mandatory retirement age of 70. On March 2, 2000, the Board adopted a five-year implementation period for any Trustee 65 or older as of the adoption of this policy.
2	Directorships held in (1) any other investment companies registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”), or (3) any company subject to the requirements of Section 15(d) of the Exchange Act.
3	This position is held with an affiliated person or principal underwriter of the Trust.
4	Messrs. McCarthy and Hondros (see table below) are also Administrative Committee Members for the Alphagen Arneb Fund, LLC , The Healthcare Fund LDC, The Leaders Long-Short Fund, LLC, and The Leaders Leaders Long-Short Fund LDC, four private investment companies (hedge funds) managed by GSA.
*	Trustees and Officers who are not Interested Persons (as defined in the 1940 Act) of the Funds received aggregate compensation of $384,292 from the Trust for the Year Ended October 31, 2004. Additional information regarding the Trustees and Officers may be found in the Trust’s statement of additional information, which is available without charge upon request, by calling 1-800-848-0920. Federal law requires the Trust, each of its investment advisers and sub-advisers to adopt procedures for voting proxies (“Proxy Voting Guidelines”) and to provide a summary of those Proxy Voting Guidelines used to vote the securities held by the Funds. The Funds’ proxy voting policies and procedures are available without charge (i) upon request, by calling 1-800-848-0920, (ii) on the Fund’s website at www.gartmorefunds.com, or (iii) on the Securities and Exchange Commission’s website at www.sec.gov.

46 Annual Report 2004

Index Definitions

Standard & Poor’s 500 (S&P 500) Index: An unmanaged, market capitalization-weighted index of 500 widely held stocks of large-cap U.S. companies that gives a broad look at how the stock prices of those companies have performed.

Morgan Stanley Capital International Europe, Australasia and Far East (MSCI EAFE®) Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of stocks in developed markets outside the United States and Canada.

Lehman Brothers U.S. Aggregate Bond Index: An unmanaged, market value-weighted index of investment-grade, fixed-rate debt issues (including government, corporate, asset-backed, and mortgage-backed securities with maturities of one year or more) that is generally representative of the bond market as a whole.

Gartmore Funds

1200 River Road, Suite 1000
Conshohocken, PA 19428

www.gartmorefunds.com

Federal law requires the Trust, and each of its investment advisers and subadvisers, to adopt procedures for voting proxies (“Proxy Voting Guidelines”) and to provide a summary of those Proxy Voting Guidelines used to vote the securities held by the Funds. The Funds’ proxy voting policies and procedures are available without charge (i) upon request, by calling 800-848-0920, (ii) on the Funds’ Web site at www.gartmorefunds.com, or (iii) on the U.S. Securities and Exchange Commission’s Web site at www.sec.gov.

© 2004 Gartmore Global Investments, Inc.
All rights reserved.

AR-OPT 12/04

Item 2. Code of Ethics.

Disclose whether, as of the end of the period covered by the report, the registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. If the registrant has not adopted such a code of ethics, explain why it has not done so.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. This code of ethics is included as Exhibit 11 (a)(1).

The registrant must briefly describe the nature of any amendment, during the period covered by the report, to a provision of its code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item. The registrant must file a copy of any such amendment as an exhibit pursuant to Item 11(a)(1), unless the registrant has elected to satisfy paragraph (f) of this Item by posting its code of ethics on its website pursuant to paragraph (f)(2) of this Item, or by undertaking to provide its code of ethics to any person without charge, upon request, pursuant to paragraph (f)(3) of this Item.

If the registrant has, during the period covered by the report, granted a waiver, including an implicit waiver, from a provision of the code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more items set forth in paragraph (b) of this Item, the registrant must briefly describe the nature of the waiver, the name of the person to whom the waiver was granted, and the date of the waiver.

During the period covered by the report, with respect to the registrant’s code of ethics that applies to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, there have been no amendments to, nor any waivers granted from, a provision that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item 2.

Item 3. Audit Committee Financial Expert.

(a)	(1) Disclose that the registrant’s board of directors has determined that the registrant either:

(i)	Has at least one audit committee financial expert serving on its audit committee; or

(ii)	Does not have an audit committee financial expert serving on its audit committee.

(2) If the registrant provides the disclosure required by paragraph (a)(1)(i) of this Item, it must disclose the name of the audit committee financial expert and whether that person is “independent.” In order to be considered “independent” for purposes of this Item, a member of an audit committee may not, other than in his or her capacity as a member of the audit committee, the board of directors, or any other board committee:

(i)	Accept directly or indirectly any consulting, advisory, or other compensatory fee from the issuer; or

(ii)	Be an “interested person” of the investment company as defined in Section 2(a)(19) of the Act (15 U.S.C. 80a- 2(a)(19)).

(3) If the registrant provides the disclosure required by paragraph (a)(1)(ii) of this Item, it must explain why it does not have an audit committee financial expert.

3(a)(1) The registrant’s board of directors has determined that the registrant has at least one audit committee financial expert serving on its audit committee.

3(a)(2) The audit committee financial expert is Paula H.J. Cholmondeley, who is “independent” for purposes of this Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

     (a) through (d). The information in the table below is provided for services rendered to the registrant by its principal accountant, PricewaterhouseCoopers LLP (“PwC”), for its fiscal years ended October 31, 2003 and October 31, 2004.

	2003	2004
Audit Fees	$357,445	$396,045
Audit-Related Fees[1]	$74,900	$30,000
Tax Fees[2]	$94,800	$118,125
All Other Fees	$50,000	$0

Total	$577,145	$544,170

[1]	Services include security counts performed under Rule 17f-2 of the 1940 Act.

[2]	Tax services in connection with the Funds’ excise tax calculations and review of the Funds’ applicable tax returns.

     The information in the table below is provided with respect to non-audit services that directly relate to the registrant’s operations and financial reporting and that were rendered by PwC to the registrant’s investment adviser, Gartmore Global Investors(“GGI”), and any service provider to the registrant controlling, controlled by or under common control with GGI that provided ongoing services to the registrant (“Covered Services Provider”), for the registrant’s fiscal years ended October 31, 2003 and October 31, 2004.

	2003	2004
Audit-Related Fees	None.	None.
Tax Fees	None.	None.
All Other Fees	None	None.

Total	None.	None.

     (e)(1) Pre-Approval Policies and Procedures. The Audit Committee (“Committee”) of the registrant is responsible for pre-approving (i) all audit and permissible non-audit services to be provided by the independent auditors to the registrant and (ii) all permissible non-audit services to be provided by the independent auditors to GGI and any Covered Services Provider if the engagement relates directly to the operations and financial reporting of the registrant. The Committee may delegate its responsibility to pre-approve any such audit and permissible non-audit services to the Chairperson of the Committee, and the Chairperson shall report to the Committee, at its next regularly scheduled meeting after the Chairperson’s pre-approval of such services, his or her decision(s). The Committee may also establish detailed pre-approval policies and procedures for pre-approval of such services in accordance with applicable laws, including the delegation of some or all of the Committee’s pre-approval responsibilities to other persons (other than GGI or the registrant’s officers). Pre-approval by the Committee of any permissible non-audit services shall not be required so long as: (i) the aggregate amount of all such permissible non-audit services provided to the registrant, GGI and any Covered Services Provider constitutes not more than 5% of the total amount of revenues paid by the registrant to its independent auditors during the fiscal year in which the permissible non-audit services are provided; (ii) the permissible non-audit services were not recognized by the registrant at the time of the engagement to be non-audit services; and (iii) such services are promptly brought to the attention of the Committee and approved by the Committee (or its delegate(s)) prior to the completion of the audit.

     (e)(2) The information in the table below sets forth the percentages of fees for services (other than audit, review or attest services) rendered by PwC to the registrant for which the pre-approval requirement was waived pursuant to Rule 2-01(c)(7)(i)(C) of Regulation S-X: [indicate if percentages calculated with or without all audit fees for all funds] [or: Not Applicable]

     Not Applicable.

	2003	2004
	None.	None.
Audit-Related Fees
Tax Fees
All Other Fees

Total

     The information in the table below sets forth the percentages of fees for services (other than audit, review or attest services) rendered by PwC to GGI and any Covered Services Provider required to be approved pursuant to Rule 2-01(c)(7)(ii)of Regulation S-X, for the registrant’s fiscal years ended October 31, 2003 and October 31, 2004: [indicate if percentages calculated with or without all audit fees for all funds] [or: Not Applicable]

	2003	2004
Audit-Related Fees	N/A	N/A
Tax Fees	N/A	N/A
All Other Fees	N/A	N/A

Total	N/A	N/A

     (f) The percentage of hours expended to audit the registrant’s financial statements for the fiscal year ended October 31, 2004 that were attributed to work performed by persons other than PwC’s full-time, permanent employees was ___%. [if over 50%] [or: Not Applicable]

     Not applicable.

     (g) The aggregate fees billed by PwC for non-audit services rendered to the registrant and service affiliates for the fiscal years ended October 31, 2003 and October 31, 2004 were $1,143,226 and $1,855,629 respectively.

     (h) The registrant’s Audit Committee has considered whether the provision by PwC of non-audit services to GGI and Covered Services Providers that were not pre-approved pursuant to Rule 2-01(c)(7)(ii) of Regulation S-X because they did not directly relate to the registrant’s operations and financial reporting is compatible with maintaining PwC’s independence. [or: Not Applicable]

     Not Applicable.

Item 5. Audit Committee of Listed Registrants.

(a)	If the registrant is a listed issuer as defined in Rule 10A-3 under the Exchange Act (17CFR 240.10A-3), state whether or not the registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act (15 U.S.C. 78c(a)(58)(A)). If the registrant has such a committee, however designated, identify each committee member. If the entire board of directors is acting as the registrant’s audit committee as specified in Section 3(a)(58)(B) of the Exchange Act (15 U.S.C. 78c(a)(58)(B)), so state.

(b)	If applicable, provide the disclosure required by Rule 10A-3(d) under the Exchange Act (17CFR 240.10A-3(d)) regarding an exemption from the listing standards for all audit committees.

Not applicable.

Item 6. Schedule of Investments.

File Schedule I – Investments in securities of unaffiliated issuers as of the close of the reporting period as set forth in § 210.12-12 of Regulation S-X, unless the schedule is included as part of the report to shareholders filed under Item 1 of this Form.

This schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

     A closed-end management investment company that is filing an annual report on this Form N-CSR must, unless it invests exclusively in non-voting securities, describe the policies and procedures that it uses to determine how to vote proxies relating to portfolio securities, including the procedures that the company uses when a vote presents a conflict between the interests of its shareholders, on the one hand, and those of the company’s investment adviser; principal underwriter; or any affiliated person (as defined in Section 2(a)(3) of the Investment Company Act of 1940 (15 U.S.C. 80a-2(a)(3)) and the rules thereunder) of the company, its investment adviser, or its principal underwriter, on the other. Include any policies and procedures of the company’s investment adviser, or any other third party, that the company uses, or that are used on the company’s behalf, to determine how to vote proxies relating to portfolio securities.

Not applicable.

Item 8. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

If the registrant is a closed-end management investment company, provide the information specified in paragraph (b) of this Item with respect to any purchase made by or on behalf of the registrant or any “affiliated purchaser,” as defined in Rule 10b-18(a)(3) under the Exchange Act (17 CFR 240.10b-18(a)(3)), of shares or other units of any class of the registrant’s equity securities that is registered by the registrant pursuant to Section 12 of the Exchange Act (15 U.S.C. 781).

Not applicable

Item 9. Submission of Matters to a Vote of Security Holders.

Describe any material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A (17 CFR 240.14a-101), or this Item.

There were no material changes in the registrant’s procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 10. Controls and Procedures.

     (a) Disclose the conclusions of the registrant’s principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-CSR is (i) accumulated and communicated to the investment company’s management, including the investment company’s certifying officers, to allow timely decisions regarding required disclosure; and (ii) recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) Disclose any change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal half-year (the registrant’s second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

There were no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal half-year (the registrant’s second fiscal half-year in the case of an annual report) that have materially affected or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 11. Exhibits.

     (a) File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

     (a)(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.

The code of ethics that is the subject of the disclosure required by Item 2 is attached hereto.

     (a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2). Certifications pursuant to Rule 30a-2(a) are attached hereto.

     (a)(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable.

     (b) If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by rule 30a-2(b) under the Act as an exhibit. A certification furnished pursuant to this paragraph will not be deemed “filed” for purposes of Section 18 of the Exchange Act, or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant incorporates it by reference. Certifications pursuant to Rule 30a-2(b) are furnished herewith.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                     GARTMORE MUTUAL FUNDS

By (Signature and Title)*	/s/ GERALD J. HOLLAND Name: Gerald J. Holland Title: Treasurer Date: January 10, 2005

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ PAUL J. HONDROS Name: Paul J. Hondros Title: President & Chairman of the Board Date: January 10, 2005

By (Signature and Title)*	/s/ GERALD J. HOLLAND Name: Gerald J. Holland Title: Treasurer Date: January 10, 2005

* Print the name and title of each signing officer under his or her signature.